UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Real Estate Equity Central Fund Fidelity® Real Estate Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$957,421,404
Number of Holdings	33
Portfolio Turnover	37%
What did the Fund invest in?
(as of March 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	30.6
Health Care REITs	18.4
Retail REITs	16.8
Industrial REITs	15.8
Residential REITs	13.7
Hotel & Resort REITs	2.3
Real Estate Management & Development	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	11.7
Prologis Inc	11.0
Ventas Inc	8.8
Welltower Inc	8.4
Iron Mountain Inc	5.0
Extra Space Storage Inc	4.9
AvalonBay Communities Inc	4.3
Tanger Inc	3.8
Camden Property Trust	3.5
Four Corners Property Trust Inc	3.1
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915583.101    2724-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® International Equity Central Fund Fidelity® International Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,583,530,520
Number of Holdings	292
Portfolio Turnover	124%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.6
Industrials	19.6
Health Care	10.3
Information Technology	9.1
Materials	7.6
Consumer Discretionary	6.8
Consumer Staples	6.1
Energy	5.4
Utilities	3.5
Communication Services	2.9
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.4
United States - 12.3
United Kingdom - 12.1
Canada - 8.9
Germany - 8.4
France - 6.2
Spain - 5.5
Netherlands - 4.4
Australia - 3.9
Others - 20.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.9
Shell PLC	2.0
Banco Santander SA	2.0
Astrazeneca PLC	2.0
Roche Holding AG	1.8
Schneider Electric SE	1.8
CaixaBank SA	1.6
Rolls-Royce Holdings PLC	1.5
Mizuho Financial Group Inc	1.4
Hitachi Ltd	1.3
18.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915579.101    2018-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Floating Rate Central Fund Fidelity® Floating Rate Central Fund

This semi-annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,927,820,503
Number of Holdings	553
Portfolio Turnover	51%
What did the Fund invest in?
(as of March 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.9
BB - 18.6
B - 59.4
CCC,CC,C - 7.5
D - 0.0
Not Rated - 5.9
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.2
Corporate Bonds - 3.6
Common Stocks - 2.0
Alternative Funds - 1.0
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 2.5
France - 1.3
Canada - 1.3
Netherlands - 0.9
Grand Cayman (UK Overseas Ter) - 0.7
Switzerland - 0.3
Germany - 0.3
Luxembourg - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.7
Acrisure LLC	1.5
Clydesdale Acquisition Holdings Inc	1.2
Altice France SA	1.2
UKG Inc	1.1
Polaris Newco LLC	1.1
Fertitta Entertainment LLC/NV	1.0
Fidelity Private Credit Company LLC	1.0
TransDigm Inc	0.9
13.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915553.101    1408-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Emerging Markets Equity Central Fund Fidelity® Emerging Markets Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 1	0.02%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,115,488,749
Number of Holdings	244
Portfolio Turnover	56%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.4
Financials	20.8
Consumer Discretionary	10.5
Communication Services	8.1
Industrials	7.0
Materials	6.9
Energy	4.0
Consumer Staples	3.5
Health Care	3.0
Utilities	2.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.3
Taiwan - 21.2
Korea (South) - 15.4
India - 11.0
Brazil - 5.8
South Africa - 4.0
Saudi Arabia - 2.8
United States - 2.6
Mexico - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	15.9
Samsung Electronics Co Ltd	6.5
Tencent Holdings Ltd	4.7
SK Hynix Inc	3.9
Alibaba Group Holding Ltd	2.9
China Construction Bank Corp H Shares	2.8
HDFC Bank Ltd	1.4
Ping An Insurance Group Co of China Ltd H Shares	1.2
Reliance Industries Ltd	1.2
Delta Electronics Inc	1.2
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915580.101    2113-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Equity Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Equity Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 3.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	366,619	5,852,474
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Wesfarmers Ltd	113,082	5,773,512
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,836,847	10,054,065
Financials - 2.1%
Banks - 1.0%
Commonwealth Bank of Australia	152,108	17,812,883
Westpac Banking Corp	1,559,164	43,087,918
		60,900,801
Capital Markets - 0.3%
Macquarie Group Ltd	152,190	21,619,630
Financial Services - 0.1%
Cuscal Ltd	2,842,542	7,865,263
Insurance - 0.7%
QBE Insurance Group Ltd	1,701,049	25,101,973
Suncorp Group Ltd	1,788,857	20,075,760
		45,177,733
TOTAL FINANCIALS		135,563,427
Materials - 1.3%
Metals & Mining - 1.3%
BHP Group Ltd	356,545	12,900,697
Rio Tinto Ltd	59,608	6,772,279
Rio Tinto PLC	710,300	65,897,171
TOTAL MATERIALS		85,570,147
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	783,019	2,350,489
Industrial REITs - 0.2%
Goodman Group unit	230,488	4,138,067
Real Estate Management & Development - 0.0%
Gemlife Communities Group unit	247,072	759,790
Retail REITs - 0.0%
Charter Hall Retail REIT	1,139,937	3,017,157
Specialized REITs - 0.0%
Arena REIT unit	1,361,343	3,091,877
TOTAL REAL ESTATE		13,357,380
TOTAL AUSTRALIA		256,171,005
BELGIUM - 1.4%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	533,562	65,303,720
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	79,400	23,922,961
Real Estate - 0.0%
Industrial REITs - 0.0%
Montea NV	2,500	190,525
Warehouses De Pauw CVA	91,900	2,393,963
TOTAL REAL ESTATE		2,584,488
TOTAL BELGIUM		91,811,169
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	166,300	21,829,042
CANADA - 8.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	225,805	8,684,183
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Dollarama Inc	64,600	7,928,371
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (c)	104,220	8,504,820
TOTAL CONSUMER DISCRETIONARY		16,433,191
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	217,600	12,333,952
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Athabasca Oil Corp (c)	1,914,319	15,481,338
Cameco Corp	47,000	5,111,178
Imperial Oil Ltd (b)	381,817	50,011,412
Sintana Energy Inc (c)	3,958,000	1,536,424
South Bow Corp	711,779	23,679,917
Strathcona Resources Ltd (b)	559,051	16,935,094
Suncor Energy Inc	826,266	54,650,805
TOTAL ENERGY		167,406,168
Financials - 2.8%
Banks - 1.4%
Royal Bank of Canada	439,500	71,047,919
Toronto Dominion Bank	187,800	17,539,340
		88,587,259
Capital Markets - 0.7%
TMX Group Ltd	1,271,600	45,092,393
Insurance - 0.7%
Intact Financial Corp	240,800	43,635,155
TOTAL FINANCIALS		177,314,807
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Chartwell Retirement Residences	114,900	1,661,841
Sienna Senior Living Inc (b)	121,500	1,890,932
TOTAL HEALTH CARE		3,552,773
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (c)	71,100	20,056,834
IT Services - 0.4%
Shopify Inc Class A (United States) (c)	208,910	24,780,904
Software - 0.2%
Constellation Software Inc/Canada	10,000	17,554,382
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	19,800	1
		17,554,383
TOTAL INFORMATION TECHNOLOGY		62,392,121
Materials - 2.1%
Chemicals - 0.3%
Nutrien Ltd	246,300	18,592,454
Metals & Mining - 1.8%
Agnico Eagle Mines Ltd/CA	124,000	25,169,923
Altius Minerals Corp	636,100	22,373,929
Barrick Mining Corp	363,200	14,842,873
Franco-Nevada Corp	124,600	30,852,183
McEwen Inc (Canada) (b)(c)	133,900	2,734,238
Metalla Royalty & Streaming Ltd (c)	764,900	5,071,285
Pan American Silver Corp	58,500	3,200,237
Teck Resources Ltd Class B	239,300	12,402,796
		116,647,464
TOTAL MATERIALS		135,239,918
Real Estate - 0.0%
Residential REITs - 0.0%
Killam Apartment Real Estate Investment Trust (b)	105,800	1,213,076
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	63,430	833,969
TOTAL CANADA		585,404,158
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	322,500	14,462,344
CHINA - 0.8%
Consumer Discretionary - 0.2%
Automobiles - 0.0%
BYD Co Ltd H Shares	282,700	3,864,886
Broadline Retail - 0.2%
Prosus NV Class N	252,430	11,686,391
TOTAL CONSUMER DISCRETIONARY		15,551,277
Industrials - 0.6%
Machinery - 0.6%
Airtac International Group	1,076,000	34,320,475
TOTAL CHINA		49,871,752
DENMARK - 1.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	50,200	4,084,545
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	321,600	11,768,790
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	305,100	73,684,171
TOTAL DENMARK		89,537,506
FINLAND - 0.6%
Financials - 0.5%
Insurance - 0.5%
Sampo Oyj A Shares	2,995,500	32,022,818
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,161,300	9,315,974
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	45,620	1,166,628
TOTAL FINLAND		42,505,420
FRANCE - 6.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	1,287,397	26,395,576
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	8,126	15,393,501
LVMH Moet Hennessy Louis Vuitton SE	67,385	36,835,985
TOTAL CONSUMER DISCRETIONARY		52,229,486
Consumer Staples - 1.0%
Food Products - 0.6%
Danone SA	470,860	37,625,074
Personal Care Products - 0.4%
L'Oreal SA	63,900	26,089,762
TOTAL CONSUMER STAPLES		63,714,836
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Gaztransport Et Technigaz SA	59,400	13,970,508
TotalEnergies SE	224,023	20,559,517
TOTAL ENERGY		34,530,025
Financials - 0.3%
Banks - 0.2%
BNP Paribas SA	107,200	10,212,261
Capital Markets - 0.1%
Amundi SA (f)(g)	112,900	9,702,378
TOTAL FINANCIALS		19,914,639
Health Care - 0.2%
Biotechnology - 0.2%
Abivax SA (b)(c)	86,600	9,615,733
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	10,200	2,376,856
TOTAL HEALTH CARE		11,992,589
Industrials - 1.4%
Aerospace & Defense - 1.1%
Airbus SE	186,700	35,299,923
Safran SA	123,400	40,380,098
		75,680,021
Electrical Equipment - 0.3%
Legrand SA	126,100	19,590,218
TOTAL INDUSTRIALS		95,270,239
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	381,436	78,842,251
Real Estate - 0.1%
Industrial REITs - 0.0%
ARGAN SA	39,193	2,571,003
Retail REITs - 0.1%
Unibail-Rodamco-Westfield unit	35,900	3,960,689
TOTAL REAL ESTATE		6,531,692
Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	541,430	17,448,912
TOTAL FRANCE		406,870,245
GERMANY - 8.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	960,184	35,837,204
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	88,622	5,190,654
TOTAL COMMUNICATION SERVICES		41,027,858
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Schaeffler AG Class Registered	71,800	599,724
Automobiles - 0.3%
Bayerische Motoren Werke AG	178,570	16,518,930
TOTAL CONSUMER DISCRETIONARY		17,118,654
Financials - 1.5%
Capital Markets - 0.6%
Deutsche Boerse AG	150,800	44,176,165
Insurance - 0.9%
Allianz SE	85,100	35,939,315
Hannover Rueck SE	69,300	21,787,987
		57,727,302
TOTAL FINANCIALS		101,903,467
Health Care - 0.8%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	877,799	45,554,049
Pharmaceuticals - 0.1%
Bayer AG	125,300	5,798,662
TOTAL HEALTH CARE		51,352,711
Industrials - 3.2%
Aerospace & Defense - 1.1%
Rheinmetall AG	42,588	71,836,853
Electrical Equipment - 1.0%
Siemens Energy AG	389,940	67,244,986
Industrial Conglomerates - 1.1%
Siemens AG	288,150	70,203,164
TOTAL INDUSTRIALS		209,285,003
Information Technology - 0.8%
Software - 0.8%
SAP SE	304,859	51,973,168
Materials - 0.7%
Chemicals - 0.4%
BASF SE	314,900	19,394,821
Evonik Industries AG	364,300	7,148,539
		26,543,360
Construction Materials - 0.3%
Heidelberg Materials AG	89,600	18,908,870
TOTAL MATERIALS		45,452,230
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Instone Real Estate Group SE (f)(g)	213,900	1,918,383
LEG Immobilien SE	59,214	3,867,963
TOTAL REAL ESTATE		5,786,346
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	184,890	12,439,186
Multi-Utilities - 0.2%
E.ON SE	635,870	13,926,487
TOTAL UTILITIES		26,365,673
TOTAL GERMANY		550,265,110
GREECE - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Kri-Kri Milk Industry SA	179,800	4,474,271
HONG KONG - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKT Trust & HKT Ltd unit	4,465,239	6,977,811
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	6,125,898	68,066,861
Prudential PLC	2,745,960	38,177,400
Prudential PLC rights (c)(e)	2,745,960	514,376
TOTAL FINANCIALS		106,758,637
Industrials - 0.5%
Machinery - 0.5%
Techtronic Industries Co Ltd	2,528,500	33,579,076
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	940,588	5,381,849
Sun Hung Kai Properties Ltd	195,000	3,246,913
		8,628,762
Retail REITs - 0.0%
Link REIT	614,200	2,846,703
TOTAL REAL ESTATE		11,475,465
TOTAL HONG KONG		158,790,989
HUNGARY - 0.6%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	172,100	18,329,367
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	598,900	21,321,809
TOTAL HUNGARY		39,651,176
IRELAND - 1.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	1,326,000	3,260,719
Financials - 0.8%
Banks - 0.8%
AIB Group PLC	3,745,100	39,979,369
Bank of Ireland Group PLC	692,500	12,564,195
TOTAL FINANCIALS		52,543,564
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	675,100	57,727,728
TOTAL IRELAND		113,532,011
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	838,400	25,252,608
ITALY - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (c)	17,194,190	12,072,105
Consumer Discretionary - 0.3%
Leisure Products - 0.2%
Technogym SpA (f)(g)	605,792	12,236,756
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (b)	81,180	7,094,658
TOTAL CONSUMER DISCRETIONARY		19,331,414
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	312,500	17,602,876
Financials - 1.4%
Banks - 1.4%
FinecoBank Banca Fineco SpA	700,829	15,592,554
Intesa Sanpaolo SpA	9,287,200	56,167,918
UniCredit SpA	250,400	17,964,649
TOTAL FINANCIALS		89,725,121
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	557,900	31,944,548
Industrials - 0.8%
Electrical Equipment - 0.6%
Prysmian SpA	360,000	42,512,790
Machinery - 0.2%
Interpump Group SpA	260,500	9,946,098
TOTAL INDUSTRIALS		52,458,888
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	2,049,666	22,408,650
TOTAL ITALY		245,543,602
JAPAN - 17.4%
Communication Services - 1.0%
Entertainment - 0.5%
Capcom Co Ltd	65,300	1,379,915
Nintendo Co Ltd	544,538	31,085,301
		32,465,216
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,189,324	20,250,300
SoftBank Group Corp	631,571	15,378,596
		35,628,896
TOTAL COMMUNICATION SERVICES		68,094,112
Consumer Discretionary - 2.9%
Automobile Components - 0.4%
Niterra Co Ltd (b)	288,470	13,601,814
Sumitomo Electric Industries Ltd	179,200	10,182,160
Toyo Tire Corp	178,100	4,178,337
		27,962,311
Automobiles - 0.8%
Toyota Motor Corp	2,481,160	51,576,740
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	2,245,680	13,699,217
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	105,000	6,264,068
Household Durables - 0.8%
Panasonic Holdings Corp	2,103,790	35,283,421
Sony Group Corp	760,700	15,855,070
		51,138,491
Specialty Retail - 0.4%
Fast Retailing Co Ltd	70,160	27,720,666
Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp	385,630	10,367,707
TOTAL CONSUMER DISCRETIONARY		188,729,200
Consumer Staples - 0.9%
Beverages - 0.1%
Coca-Cola Bottlers Japan Holdings Inc	307,600	6,977,607
Consumer Staples Distribution & Retail - 0.0%
Daikokutenbussan Co Ltd	89,200	2,757,795
Food Products - 0.8%
Ajinomoto Co Inc	1,751,500	49,517,072
TOTAL CONSUMER STAPLES		59,252,474
Financials - 3.8%
Banks - 2.7%
Mitsubishi UFJ Financial Group Inc	1,760,500	29,812,192
Mizuho Financial Group Inc	2,125,974	86,067,431
SBI Shinsei Bank Ltd (b)	209,930	2,293,200
Sumitomo Mitsui Financial Group Inc	1,669,792	54,903,303
		173,076,126
Financial Services - 0.3%
ORIX Corp	330,738	9,813,446
PayPay Corp ADR (b)	510,400	10,891,936
		20,705,382
Insurance - 0.8%
Tokio Marine Holdings Inc	1,139,772	53,502,007
TOTAL FINANCIALS		247,283,515
Health Care - 1.2%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	207,300	35,937,618
Pharmaceuticals - 0.7%
Chugai Pharmaceutical Co Ltd	199,600	11,007,637
Takeda Pharmaceutical Co Ltd	954,500	35,152,226
		46,159,863
TOTAL HEALTH CARE		82,097,481
Industrials - 5.1%
Commercial Services & Supplies - 0.2%
Japan Elevator Service Holdings Co Ltd	1,115,958	11,539,625
Industrial Conglomerates - 1.6%
Hikari Tsushin Inc	78,900	20,073,041
Hitachi Ltd	3,014,150	88,421,570
		108,494,611
Machinery - 2.4%
Daifuku Co Ltd	1,131,700	39,959,286
Ebara Corp	1,528,000	43,254,831
Kawasaki Heavy Industries Ltd	554,000	10,419,158
Mitsubishi Heavy Industries Ltd	1,005,900	27,638,772
Namura Shipbuilding Co Ltd	548,400	15,209,980
Takeuchi Manufacturing Co Ltd	482,600	19,295,697
		155,777,724
Professional Services - 0.0%
BayCurrent Inc	54,200	1,568,891
Trading Companies & Distributors - 0.9%
ITOCHU Corp	4,149,800	52,787,496
Sumitomo Corp	87,000	3,255,459
		56,042,955
TOTAL INDUSTRIALS		333,423,806
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.2%
Ibiden Co Ltd	224,200	11,219,082
Seikoh Giken Co Ltd (b)	20,900	2,896,802
		14,115,884
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	222,400	30,692,684
Disco Corp	43,700	17,811,391
Kioxia Holdings Corp (c)	128,900	16,834,354
Lasertec Corp	34,800	7,745,560
Renesas Electronics Corp	1,796,200	25,680,686
Tokyo Electron Ltd	39,500	9,813,813
		108,578,488
Software - 0.0%
Money Forward Inc (b)(c)	146,200	3,258,769
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	226,000	4,306,577
TOTAL INFORMATION TECHNOLOGY		130,259,718
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	228,800	9,316,464
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
Hulic Co Ltd	232,300	2,707,821
Katitas Co Ltd	102,700	2,058,492
Nomura Real Estate Holdings Inc (b)	506,100	3,281,443
Starts Corp Inc	33,000	1,004,295
Tokyo Tatemono Co Ltd	177,000	4,083,451
Tosei Corp	216,900	2,173,123
		15,308,625
Residential REITs - 0.1%
Advance Residence Investment Corp	3,250	3,321,166
TOTAL REAL ESTATE		18,629,791
Utilities - 0.1%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	28,980	481,824
Gas Utilities - 0.1%
Osaka Gas Co Ltd	97,960	3,967,823
Tokyo Gas Co Ltd	81,030	3,816,194
		7,784,017
TOTAL UTILITIES		8,265,841
TOTAL JAPAN		1,145,352,402
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	164,200	8,515,658
NETHERLANDS - 4.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	214,000	9,989,718
Food Products - 0.0%
Magnum Ice Cream Co NV/The	255,400	3,754,542
TOTAL CONSUMER STAPLES		13,744,260
Financials - 0.5%
Banks - 0.5%
ING Groep NV	1,231,100	31,955,270
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (c)	12,900	9,362,034
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
ASM International NV	47,663	36,126,304
ASML Holding NV	138,290	183,892,049
BE Semiconductor Industries NV	40,700	8,717,690
TOTAL INFORMATION TECHNOLOGY		228,736,043
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	62,300	3,581,337
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (f)(g)	72,100	1,206,700
TOTAL NETHERLANDS		288,585,644
NORWAY - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Norsk Hydro ASA	1,163,000	12,395,715
PORTUGAL - 1.0%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	392,100	9,375,641
Sonae SGPS SA	620,400	1,377,945
TOTAL CONSUMER STAPLES		10,753,586
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	456,142	10,937,189
Financials - 0.7%
Banks - 0.7%
Banco Comercial Portugues SA	46,580,300	45,367,721
TOTAL PORTUGAL		67,058,496
SINGAPORE - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	3,902,429	15,026,005
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (c)	22,300	1,846,663
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	726,765	20,804,200
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,300,548	4,053,918
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,396,900	1,780,629
TOTAL REAL ESTATE		5,834,547
TOTAL SINGAPORE		43,511,415
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	315,937	13,564,943
SPAIN - 5.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	12,200	392,288
Consumer Discretionary - 0.4%
Household Durables - 0.1%
Neinor Homes SA (f)(g)	351,651	6,789,477
Specialty Retail - 0.3%
Industria de Diseno Textil SA	332,670	19,364,319
TOTAL CONSUMER DISCRETIONARY		26,153,796
Financials - 3.9%
Banks - 3.9%
Banco Santander SA	11,784,500	132,112,717
Bankinter SA	1,366,800	21,646,528
CaixaBank SA	8,547,300	102,462,114
TOTAL FINANCIALS		256,221,359
Utilities - 1.2%
Electric Utilities - 1.2%
Iberdrola SA	3,345,050	76,582,133
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	28,440	455,832
TOTAL UTILITIES		77,037,965
TOTAL SPAIN		359,805,408
SWEDEN - 1.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Haypp Group AB (c)	402,020	5,688,532
Industrials - 1.4%
Building Products - 0.4%
Assa Abloy AB B Shares	647,400	23,402,145
Machinery - 1.0%
Epiroc AB A Shares	973,500	23,964,501
Indutrade AB	1,833,143	42,031,885
		65,996,386
TOTAL INDUSTRIALS		89,398,531
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	1,496,300	14,562,168
Software - 0.0%
Kry International Ab (c)(d)(h)	24,499	177,265
TOTAL INFORMATION TECHNOLOGY		14,739,433
TOTAL SWEDEN		109,826,496
SWITZERLAND - 2.1%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	201,750	35,622,218
Financials - 1.4%
Capital Markets - 1.0%
UBS Group AG	1,647,040	64,223,682
Insurance - 0.4%
Zurich Insurance Group AG	40,206	28,418,346
TOTAL FINANCIALS		92,642,028
Health Care - 0.2%
Pharmaceuticals - 0.2%
Galderma Group AG	66,373	13,044,539
TOTAL SWITZERLAND		141,308,785
TAIWAN - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	150,000	6,773,301
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	1,181,000	68,400,993
TOTAL TAIWAN		75,174,294
UNITED KINGDOM - 12.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc	804,720	17,705,439
Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	48,560	8,204,157
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	745,100	20,788,982
Household Durables - 0.1%
Beauty Tech Group PLC/The (c)	1,156,100	3,723,929
Leisure Products - 0.1%
Games Workshop Group PLC	14,016	3,313,338
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (c)	641,910	9,392,494
TOTAL CONSUMER DISCRETIONARY		45,422,900
Consumer Staples - 2.4%
Beverages - 0.2%
Diageo PLC	742,016	13,799,431
Fevertree Drinks PLC	79,915	814,823
		14,614,254
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	2,388,221	10,752,162
Food Products - 0.2%
Cranswick PLC	129,700	9,104,087
Premier Foods PLC	1,918,600	4,758,621
		13,862,708
Household Products - 0.1%
Reckitt Benckiser Group PLC	105,112	7,067,767
Personal Care Products - 0.4%
Unilever PLC (Netherlands)	504,382	28,477,211
Unilever PLC rights (c)(e)	473,282	255,141
		28,732,352
Tobacco - 1.3%
British American Tobacco PLC	1,447,552	84,043,174
TOTAL CONSUMER STAPLES		159,072,417
Financials - 2.6%
Banks - 1.6%
Lloyds Banking Group PLC	35,177,200	43,599,863
NatWest Group PLC	8,621,300	63,866,138
		107,466,001
Capital Markets - 0.1%
3i Group PLC	132,700	4,324,826
Insurance - 0.9%
Hiscox Ltd	2,046,000	41,298,654
Lancashire Holdings Ltd	1,996,000	15,507,705
		56,806,359
TOTAL FINANCIALS		168,597,186
Health Care - 2.2%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (f)(g)	5,518,700	15,918,349
Pharmaceuticals - 2.0%
Astrazeneca PLC	675,100	132,009,053
TOTAL HEALTH CARE		147,927,402
Industrials - 2.4%
Aerospace & Defense - 1.9%
BAE Systems PLC	802,500	23,528,101
Rolls-Royce Holdings PLC	6,662,216	101,215,215
		124,743,316
Trading Companies & Distributors - 0.5%
Diploma PLC	224,965	17,961,652
RS GROUP PLC	2,344,377	17,554,568
		35,516,220
TOTAL INDUSTRIALS		160,259,536
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	649,400	33,139,380
Real Estate - 0.1%
Industrial REITs - 0.0%
LondonMetric Property PLC	647,700	1,564,580
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	210,777	2,376,081
TOTAL REAL ESTATE		3,940,661
Utilities - 0.9%
Electric Utilities - 0.5%
SSE PLC	976,350	33,751,056
Multi-Utilities - 0.4%
National Grid PLC	1,430,636	24,149,270
TOTAL UTILITIES		57,900,326
TOTAL UNITED KINGDOM		793,965,247
UNITED STATES - 10.3%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp Class A (c)	15,630	1,829,804
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	183,030	24,137,056
Specialty Retail - 0.0%
RealReal Inc/The (c)	392,570	3,564,536
TOTAL CONSUMER DISCRETIONARY		27,701,592
Consumer Staples - 0.8%
Food Products - 0.7%
Nestle SA	482,848	47,363,069
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	58,100	4,169,837
TOTAL CONSUMER STAPLES		51,532,906
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Shell PLC	2,887,025	133,712,685
Health Care - 3.7%
Biotechnology - 0.2%
Insmed Inc (c)	69,100	11,299,232
Health Care Equipment & Supplies - 0.8%
Alcon AG	525,590	39,729,468
GE HealthCare Technologies Inc	194,800	13,865,864
		53,595,332
Pharmaceuticals - 2.7%
GSK PLC	1,247,100	34,351,966
Novartis AG	166,690	25,585,988
Roche Holding AG	280,960	112,128,563
		172,066,517
TOTAL HEALTH CARE		236,961,081
Industrials - 2.2%
Commercial Services & Supplies - 0.3%
Waste Connections Inc	129,000	20,959,370
Construction & Engineering - 0.1%
MasTec Inc (c)	6,780	2,181,397
Quanta Services Inc	2,710	1,487,844
		3,669,241
Electrical Equipment - 1.8%
GE Vernova Inc	1,990	1,737,071
Nextpower Inc Class A (c)	26,630	3,210,247
Schneider Electric SE	399,750	108,884,547
		113,831,865
TOTAL INDUSTRIALS		138,460,476
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	8,000	3,134,080
Materials - 0.9%
Chemicals - 0.2%
Linde PLC	38,612	19,142,285
Construction Materials - 0.7%
CRH PLC	226,600	23,820,192
Holcim AG	235,020	19,427,213
		43,247,405
TOTAL MATERIALS		62,389,690
Utilities - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp	16,510	4,610,417
NRG Energy Inc	62,070	9,070,910
		13,681,327
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	39,770	5,978,624
TOTAL UTILITIES		19,659,951
TOTAL UNITED STATES		675,382,265
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (c)	605,200	14,469,810
TOTAL COMMON STOCKS (Cost $4,790,105,663)		6,444,888,986

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (j) (Cost $2,899,716)	3.54 to 3.58	2,900,000	2,899,708

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	90,342,830	90,360,899
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	69,180,395	69,187,312
TOTAL MONEY MARKET FUNDS (Cost $159,548,210)			159,548,211

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,952,553,589)	6,607,336,905
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(23,806,385)
NET ASSETS - 100.0%	6,583,530,520

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	16	6/2026	1,163,680	(2,483)
TMX S&P/TSX 60 Index Contracts (Canada)	2	6/2026	548,573	1,032

TOTAL FUTURES CONTRACTS				(1,451)
The notional amount of long futures as a percentage of Net Assets is 0.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,164,331 or 0.7% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,164,331 or 0.7% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,265 or 0.0% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $85,991.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,620,154

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,883,377	1,775,161,628	1,744,672,026	2,008,476	(12,080)	-	90,360,899	90,342,830	0.1%
Fidelity Securities Lending Cash Central Fund	23,064,114	448,495,884	402,371,130	164,124	(1,556)	-	69,187,312	69,180,395	0.2%
Total	82,947,491	2,223,657,512	2,147,043,156	2,172,600	(13,636)	-	159,548,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	204,057,655	10,513,987	193,543,668	-
Consumer Discretionary	460,863,154	21,844,390	439,018,764	-
Consumer Staples	396,566,123	16,758,930	379,807,193	-
Energy	356,640,132	167,406,168	189,233,964	-
Financials	1,662,250,846	207,050,486	1,455,200,360	-
Health Care	670,501,326	75,292,286	595,209,040	-
Industrials	1,277,867,929	29,575,929	1,248,292,000	-
Information Technology	608,864,211	65,526,200	543,160,745	177,266
Materials	505,629,549	214,501,247	291,128,302	-
Real Estate	70,560,146	1,213,076	69,347,070	-
Utilities	231,087,915	20,493,920	210,593,995	-

U.S. Treasury Obligations	2,899,708	-	2,899,708	-

Money Market Funds	159,548,211	159,548,211	-	-
Total Investments in Securities:	6,607,336,905	989,724,830	5,617,434,809	177,266
Derivative Instruments:

Assets
Futures Contracts	1,032	1,032	-	-
Total Assets	1,032	1,032	-	-

Liabilities
Futures Contracts	(2,483)	(2,483)	-	-
Total Liabilities	(2,483)	(2,483)	-	-
Total Derivative Instruments:	(1,451)	(1,451)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,032	(2,483)
Total Equity Risk	1,032	(2,483)
Total Value of Derivatives	1,032	(2,483)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,362,980) - See accompanying schedule:
Unaffiliated issuers (cost $4,793,005,379)	$6,447,788,694
Fidelity Central Funds (cost $159,548,210)	159,548,211

Total Investment in Securities (cost $4,952,553,589)		$6,607,336,905
Foreign currency held at value (cost $6,784,895)		6,781,066
Receivable for investments sold		11,959,397
Receivable for fund shares sold		2,237,328
Dividends receivable		21,849,533
Reclaims receivable		25,783,934
Distributions receivable from Fidelity Central Funds		257,285
Receivable for variation margin on futures contracts		54,422
Other receivables		6,544
Total assets		6,676,266,414
Liabilities
Payable to custodian bank	$2,564,893
Payable for investments purchased
Regular delivery	19,736,782
Delayed delivery	769,517
Payable for fund shares redeemed	442,844
Other payables and accrued expenses	35,719
Collateral on securities loaned	69,186,139
Total liabilities		92,735,894
Net Assets		$6,583,530,520
Net Assets consist of:
Paid in capital		$4,507,168,260
Total accumulated earnings (loss)		2,076,362,260
Net Assets		$6,583,530,520
Net Asset Value, offering price and redemption price per share ($6,583,530,520 ÷ 55,322,652 shares)		$119.00
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$63,796,343
Interest		92,355
Income from Fidelity Central Funds (including $164,124 from security lending)		2,172,600
Security lending		5,019
Income before foreign taxes withheld		$66,066,317
Less foreign taxes withheld		(2,719,964)
Total income		63,346,353
Expenses
Custodian fees and expenses	$199,981
Independent trustees' fees and expenses	10,560
Interest	11,061
Total expenses		221,602
Net Investment income (loss)		63,124,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,474,422)	510,247,510
Fidelity Central Funds	(13,636)
Foreign currency transactions	1,000,235
Futures contracts	14,634,458
Total net realized gain (loss)		525,868,567
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,272,881)	(464,881,694)
Assets and liabilities in foreign currencies	(408,628)
Futures contracts	(457,784)
Total change in net unrealized appreciation (depreciation)		(465,748,106)
Net gain (loss)		60,120,461
Net increase (decrease) in net assets resulting from operations		$123,245,212
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,124,751	$127,729,675
Net realized gain (loss)	525,868,567	354,369,040
Change in net unrealized appreciation (depreciation)	(465,748,106)	385,980,868
Net increase (decrease) in net assets resulting from operations	123,245,212	868,079,583
Distributions to shareholders	(436,723,722)	(167,049,221)

Affiliated share transactions
Proceeds from sales of shares	445,953,570	522,542,196
Reinvestment of distributions	436,723,722	167,049,221
Cost of shares redeemed	(409,771,861)	(714,249,048)

Net increase (decrease) in net assets resulting from share transactions	472,905,431	(24,657,631)
Total increase (decrease) in net assets	159,426,921	676,372,731

Net Assets
Beginning of period	6,424,103,599	5,747,730,868
End of period	$6,583,530,520	$6,424,103,599

Other Information
Shares
Sold	3,666,670	4,798,257
Issued in reinvestment of distributions	3,688,545	1,465,240
Redeemed	(3,351,939)	(6,496,859)
Net increase (decrease)	4,003,276	(233,362)

Financial Highlights
Fidelity® International Equity Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$125.18	$111.49	$88.42	$71.85	$106.88	$84.62
Income from Investment Operations
Net investment income (loss) A,B	1.16	2.47	2.23	2.13	2.07	1.80
Net realized and unrealized gain (loss)	1.13	14.46	23.26	16.42	(28.91)	22.17
Total from investment operations	2.29	16.93	25.49	18.55	(26.84)	23.97
Distributions from net investment income	(1.63)	(3.24)	(2.42)	(1.98)	(2.25)	(1.71)
Distributions from net realized gain	(6.84)	-	-	-	(5.94)	-
Total distributions	(8.47)	(3.24)	(2.42)	(1.98)	(8.19)	(1.71)
Net asset value, end of period	$119.00	$125.18	$111.49	$88.42	$71.85	$106.88
Total Return C,D	1.86%	15.50%	29.07%	25.78%	(27.21)%	28.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.88% G	2.19%	2.21%	2.39%	2.25%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$6,583,531	$6,424,104	$5,747,731	$4,692,117	$3,298,065	$3,789,958
Portfolio turnover rate H	124 % G	54%	35%	40%	38%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,809,988,561
Gross unrealized depreciation	(203,403,746)
Net unrealized appreciation (depreciation)	$1,606,584,815
Tax cost	$5,000,750,639

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	4,163,601,653	4,075,834,057
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Equity Central Fund	2,659

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Equity Central Fund	Borrower	51,254,500	3.88%	11,061

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Equity Central Fund	241,476,023	1,212,364,296	164,361,155

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity International Equity Central Fund	625,409
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Equity Central Fund	17,981	10,323	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Fidelity International Equity Central Fund	720,117
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.859211.118
INTCEN-SANN-0526
Fidelity® Floating Rate Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Floating Rate Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.0%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(o) (Cost $19,727,136)	2,039,584	19,085,607

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9176% 7/20/2037 (h)(i)(p)	293,000	292,992
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (h)(i)(p)	440,000	437,375
TOTAL BAILIWICK OF JERSEY		730,367
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (h)(i)(p)	260,000	258,080
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (h)(i)(p)	150,000	146,653
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (h)(i)(p)	151,000	151,606
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (h)(i)(p)	150,000	145,382
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (h)(i)(p)	132,000	130,687
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (h)(i)(p)	465,000	457,233
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (h)(i)(p)	250,000	248,176
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2038 (h)(i)(p)	410,000	409,462
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (h)(i)(p)	317,000	317,166
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (h)(i)(p)	109,000	103,754
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2039 (h)(i)(p)	465,000	462,708
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (h)(i)(p)	150,000	150,010
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (h)(i)(p)	200,000	193,804
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (h)(i)(p)	420,000	419,993
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (h)(i)(p)	100,000	97,187
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (h)(i)(p)	103,000	102,098
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (h)(i)(p)	157,000	152,263
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (h)(i)(p)	125,000	124,112
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (h)(i)(p)	425,000	419,318
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (h)(i)(p)	200,000	197,121
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4176% 4/20/2037 (h)(i)(p)	250,000	248,258
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (h)(i)(p)	100,000	97,056
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (h)(i)(p)	250,000	246,883
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (h)(i)(p)	100,000	95,013
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (p)(q)	296,000	296,000
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 7.0673% 1/21/2039 (h)(i)(p)	250,000	250,197
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,920,220
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (h)(i)(p)	150,000	148,939
TOTAL ASSET-BACKED SECURITIES (Cost $6,868,006)		6,799,526

Bank Loan Obligations - 88.2%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/13/2029 (g)(h)(i)	2,758,192	2,759,185
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/22/2031 (g)(h)(i)	79,034	79,021
		2,838,206
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/20/2030 (g)(h)(i)	9,354,506	9,327,660
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/22/2032 (g)(h)(i)	3,572,310	3,591,672
		12,919,332
TOTAL CONSUMER DISCRETIONARY		15,757,538
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/18/2031 (g)(h)(i)	1,041,701	1,042,742
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (g)(h)(i)	4,554,720	4,526,254
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (g)(h)(i)	1,410,150	1,396,640
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6285% 5/29/2028 (g)(h)(i)	2,757,494	2,219,782
TOTAL CANADA		24,942,956
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/10/2032 (g)(h)(i)	4,509,375	4,522,046
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (g)(h)(i)	908,738	898,287
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (g)(h)(i)	1,229,077	1,220,166
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	13,661,333	13,669,940
TOTAL COMMUNICATION SERVICES		14,890,106
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (g)(h)(i)(k)	1,260,000	1,254,494
TOTAL FRANCE		16,144,600
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	475,829	476,590
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/3/2030 (g)(h)(i)(k)	5,230,000	5,235,439

TOTAL GERMANY		5,712,029
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (g)(h)(i)	2,010,998	2,010,154
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (g)(h)(i)	3,254,702	3,208,941
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (g)(h)(i)(j)	3,023,738	166,306
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP, term loan CME Term SOFR 3 month Index + 0.25%, 0% 3/23/2033 (c)(g)(h)(i)(k)	89,450	89,450
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	207,232	207,232
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	912,361	48,354

TOTAL INDIA		511,342
IRELAND - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (g)(h)(i)	3,127,246	3,088,155
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (g)(h)(i)	3,521,175	3,217,474
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(j)	1,226,144	24,523
TOTAL FINANCIALS		3,241,997
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (g)(h)(i)	2,588,324	2,089,269
TOTAL LUXEMBOURG		5,331,266
NETHERLANDS - 0.9%
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (g)(h)(i)	11,794,936	11,726,172
Information Technology - 0.1%
IT Services - 0.1%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (g)(h)(i)	1,210,000	1,188,825
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (g)(h)(i)	2,758,972	2,700,344
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (g)(h)(i)	1,603,335	1,569,938
TOTAL MATERIALS		4,270,282
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (g)(h)(i)	2,047,238	859,839
TOTAL NETHERLANDS		18,045,118
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.787% 10/15/2029 (g)(h)(i)	1,640,000	1,627,880
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (g)(h)(i)	2,085,000	2,045,656

TOTAL PUERTO RICO		3,673,536
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (g)(h)(i)	3,685,748	3,686,522
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	6,868,767	6,563,381
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1712% 12/2/2031 (g)(h)(i)	12,597,958	12,454,215
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2822% 7/18/2030 (g)(h)(i)	8,746,252	8,713,453
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (g)(h)(i)	2,586,845	2,582,008
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (g)(h)(i)	1,830,022	1,828,027
TOTAL CONSUMER DISCRETIONARY		13,123,488
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (g)(h)(i)	1,900,238	1,904,988
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (g)(h)(i)	11,705,000	11,696,221
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 1/21/2030 (g)(h)(i)	1,049,440	1,046,596
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 10/21/2030 (g)(h)(i)	1,953,921	1,935,848
Construction & Engineering - 0.2%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.925% 3/15/2032 (g)(h)(i)	4,570,463	4,559,036
TOTAL INDUSTRIALS		6,494,884
TOTAL UNITED KINGDOM		46,720,392
UNITED STATES - 80.8%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (g)(h)(i)	9,977,355	5,753,642
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (c)(g)(h)(i)(j)	9,354,568	23,386
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (c)(g)(h)(i)	481,689	499,752
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 9/30/2026 (g)(h)(i)	2,650,096	2,749,474
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (c)(g)(h)(i)	267,753	267,753
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/29/2032 (g)(h)(i)	9,195,000	9,185,437
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 10/6/2032 (g)(h)(i)	4,214,438	4,211,825
		22,691,269
Entertainment - 1.6%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (g)(h)(i)	4,487,506	2,793,473
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	4,240,798	4,121,886
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	6,705,000	6,517,461
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/30/2030 (g)(h)(i)	1,545,608	1,534,016
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 10/21/2032 (g)(h)(i)	1,162,088	1,160,634
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(k)	11,170,000	11,100,188
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 2/17/2033 (g)(h)(i)	3,313,801	3,311,747
		30,539,405
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 7/8/2031 (g)(h)(i)	1,365,299	1,290,207
Media - 2.6%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (g)(h)(i)	1,785,639	1,737,659
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7844% 4/19/2030 (g)(h)(i)	2,095,841	1,571,880
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6608% 12/7/2030 (g)(h)(i)	1,552,733	1,550,543
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (g)(h)(i)	1,920,145	1,919,070
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (g)(h)(i)	10,321,767	9,640,531
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 6/16/2032 (g)(h)(i)	3,177,038	2,993,373
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/28/2032 (g)(h)(i)	3,626,775	3,584,668
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/23/2033 (g)(h)(i)(k)	5,605,000	5,537,292
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0822% 12/31/2029 (g)(h)(i)	1,025,526	915,928
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8677% 12/31/2030 (g)(h)(i)	1,992,469	1,773,297
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	784,686	565,963
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (g)(h)(i)	1,502,679	1,495,165
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 1/31/2029 (g)(h)(i)	6,430,137	6,338,508
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 1/31/2029 (g)(h)(i)	3,071,579	3,038,959
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (g)(h)(i)	5,645,000	5,634,444
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (g)(h)(i)	1,018,792	926,469
		49,223,749
Wireless Telecommunication Services - 0.3%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 1/30/2031 (g)(h)(i)	7,046,132	7,058,462
TOTAL COMMUNICATION SERVICES		110,803,092
Consumer Discretionary - 15.6%
Automobile Components - 0.9%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (g)(h)(i)	1,945,350	1,934,417
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 3/3/2028 (g)(h)(i)	4,160,000	3,510,582
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/6/2030 (g)(h)(i)	2,556,156	2,545,778
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/28/2032 (g)(h)(i)	5,198,875	5,180,679
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 3/25/2032 (g)(h)(i)	1,603,830	1,599,821
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (g)(h)(i)	3,617,566	3,197,024
		17,968,301
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 6/3/2028 (g)(h)(i)	3,662,620	3,493,810
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (g)(h)(i)	2,309,213	2,303,439
		5,797,249
Broadline Retail - 2.9%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (g)(h)(i)	5,015,426	5,009,658
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (g)(h)(i)	51,630,389	51,475,499
		56,485,157
Distributors - 1.1%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 12/11/2030 (g)(h)(i)	5,390,435	5,302,840
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1731% 12/29/2032 (g)(h)(i)	9,180,000	9,025,134
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 5/24/2032 (g)(h)(i)	4,673,288	4,652,258
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/1/2030 (g)(h)(i)	3,164,102	3,112,684
		22,092,916
Diversified Consumer Services - 0.6%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.1625% 7/30/2028 (g)(h)(i)	11,533,918	11,499,662
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 6/12/2030 (g)(h)(i)	1	0
		11,499,662
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0234% 2/7/2029 (g)(h)(i)	6,222,866	6,207,309
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 6/24/2030 (g)(h)(i)	2,903,594	2,903,594
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 11/24/2028 (g)(h)(i)	2,130,782	2,129,013
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2030 (g)(h)(i)	9,052,685	8,781,104
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2031 (g)(h)(i)	5,052,686	4,894,789
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	5,836,639	4,852,757
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	624,790	544,085
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (g)(h)(i)	6,702,484	6,712,270
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (g)(h)(i)	20,559,761	20,130,679
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 2/12/2029 (g)(h)(i)	1,332,800	1,334,466
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (g)(h)(i)	6,412,922	6,332,761
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/28/2032 (g)(h)(i)	6,054,766	5,939,059
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/26/2030 (g)(h)(i)	2,647,340	2,647,340
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 12/4/2031 (g)(h)(i)	1,825,442	1,825,442
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/27/2032 (g)(h)(i)	1,414,313	1,414,610
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/17/2031 (g)(h)(i)	3,174,109	3,163,412
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/2/2028 (g)(h)(i)	5,954,402	5,946,959
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4286% 11/8/2030 (g)(h)(i)	1,292,849	1,294,465
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4475% 10/31/2031 (g)(h)(i)	4,666,158	4,339,527
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/26/2030 (g)(h)(i)	5,242,248	5,170,167
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6712% 11/5/2031 (g)(h)(i)	697,881	697,224
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 4/16/2029 (g)(h)(i)	2,996,820	2,994,332
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 4/1/2031 (g)(h)(i)	1,424,625	1,419,881
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (g)(h)(i)	1,621,850	1,591,440
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 7/2/2032 (g)(h)(i)	1,577,734	1,417,011
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	67,266	60,413
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/14/2031 (g)(h)(i)	5,520,221	5,514,039
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	5,593,516	5,358,589
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (g)(h)(i)	750,000	562,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (g)(h)(i)	1,649,347	1,591,619
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/3/2028 (g)(h)(i)	5,373,988	5,361,520
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9168% 9/3/2029 (g)(h)(i)	1,920,641	1,361,255
		124,493,631
Household Durables - 0.5%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.88% 10/24/2031 (g)(h)(i)	5,160,283	5,168,901
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	3,815,000	3,721,532
		8,890,433
Specialty Retail - 2.4%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 11/5/2027 (g)(h)(i)	787,609	787,609
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	4,915,493	4,910,577
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (g)(i)	219,300	94,299
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (c)(g)(h)(i)	1,334,074	13,341
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (g)(i)	416,168	178,952
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 6/9/2031 (g)(h)(i)	122,926	122,004
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (g)(h)(i)	1,260,683	1,005,243
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.675% 6/6/2031 (g)(h)(i)	1,968,117	1,655,325
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	60,115	24,138
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	2,925,000	2,852,987
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 9/29/2032 (g)(h)(i)	2,435,000	2,410,650
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 10/20/2028 (g)(h)(i)	1,674,558	1,627,318
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0177% 10/20/2028 (g)(h)(i)	2,839,706	2,817,812
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1807% 2/26/2033 (g)(h)(i)	4,135,000	3,979,938
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (g)(h)(i)	11,190,055	10,144,456
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 4/16/2028 (g)(h)(i)	5,030,883	5,024,595
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2031 (g)(h)(i)	1,940,914	1,922,727
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 10/31/2029 (g)(h)(i)	5,805,342	5,570,980
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 2/10/2033 (g)(h)(i)	1,990,000	1,888,848
		47,031,799
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (g)(h)(i)	5,517,796	5,488,496
TOTAL CONSUMER DISCRETIONARY		299,747,644
Consumer Staples - 2.4%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 4/1/2032 (g)(h)(i)	1,559,386	1,560,851
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (g)(h)(i)	2,563,546	1,352,271
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (g)(h)(i)	1,290,968	266,804
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (g)(h)(i)	2,335,683	2,318,166
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/19/2031 (g)(h)(i)(k)	7,850,000	7,858,557
		13,356,649
Consumer Staples Distribution & Retail - 0.7%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (g)(h)(i)	3,678,445	3,589,537
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	1,427,180	1,396,709
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (g)(h)(i)	6,065,195	4,629,139
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (c)(g)(h)(i)	1,903,258	1,401,369
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (c)(g)(h)(i)	504,980	489,831
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (g)(h)(i)	2,205,276	2,187,369
		13,693,954
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/23/2030 (g)(h)(i)	1,723,862	1,723,862
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 10/28/2032 (g)(h)(i)	4,159,575	4,157,828
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(j)	4,852,665	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(j)	1,200,945	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(j)	856,020	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	3,419,877	1,295,211
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/12/2031 (g)(h)(i)	4,042,771	3,936,648
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (g)(h)(i)	4,395,113	4,397,881
		15,511,430
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5322% 5/17/2028 (g)(h)(i)	3,095,015	2,153,233
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (g)(h)(i)	800,000	800,504
		2,953,737
TOTAL CONSUMER STAPLES		45,515,770
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4265% 7/9/2031 (g)(h)(i)	2,304,900	2,307,781
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 3/31/2028 (g)(h)(i)	605,756	603,485
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (g)(h)(i)	7,235,014	7,194,353
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 11/19/2029 (g)(h)(i)	2,374,009	2,374,863
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (g)(h)(i)	1,544,795	1,548,657
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	1,257,616	1,258,735
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(j)	16,799,868	9,346,272
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9333% 2/28/2030 (g)(h)(i)	2,935,956	2,933,754
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/1/2029 (g)(h)(i)	1,038,952	1,039,731
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 10/1/2032 (g)(h)(i)	1,805,000	1,747,836
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	2,842,602	2,830,179
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	355,564	355,120
TOTAL ENERGY		33,540,766
Financials - 10.0%
Capital Markets - 2.7%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/13/2031 (g)(h)(i)	4,736,105	4,613,582
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (g)(h)(i)	12,884,206	12,891,422
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/17/2031 (g)(h)(i)	1,218,013	1,208,744
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/15/2031 (g)(h)(i)	5,357,320	5,177,046
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (g)(h)(i)	4,083,345	4,050,842
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (g)(h)(i)	4,712,815	4,656,874
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (g)(h)(i)	9,977,029	9,783,175
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(k)	5,630,000	5,615,925
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (g)(h)(i)	1,881,000	1,855,926
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/1/2028 (g)(h)(i)	1,708,122	1,705,559
		51,559,095
Financial Services - 2.7%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	837,219	824,661
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	2,164,575	2,061,758
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/5/2032 (g)(h)(i)	2,837,888	2,831,985
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(j)	136,173	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/22/2032 (g)(h)(i)	3,152,100	2,863,147
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (g)(h)(i)	1,562,415	1,556,556
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/17/2031 (g)(h)(i)	5,360,952	5,244,780
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 7/31/2031 (g)(h)(i)	9,878,731	9,479,136
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4177% 2/16/2032 (g)(h)(i)	1,645,000	1,586,833
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	1,780,000	1,760,349
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/2/2032 (g)(h)(i)	1,572,783	1,528,556
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (g)(h)(i)	2,375,213	2,377,755
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (g)(h)(i)	603,488	601,605
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.664% 11/21/2031 (g)(h)(i)	2,894,842	2,891,137
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	142,476	141,611
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	1,536,664	1,526,876
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (g)(h)(i)(k)	40,000	39,969
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (g)(h)(i)	14,349,050	14,337,858
		51,654,572
Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 6/21/2032 (g)(h)(i)	1,423,539	1,377,274
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 11/6/2030 (g)(h)(i)	27,685,741	26,779,033
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (g)(h)(i)	5,084,482	4,924,422
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (g)(h)(i)	2,065,148	2,047,305
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/30/2032 (g)(h)(i)	3,870,263	3,840,539
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 9/19/2030 (g)(h)(i)	1,201,052	1,187,323
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 9/19/2030 (g)(h)(i)	5,209,394	5,143,182
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 2/23/2033 (g)(h)(i)	15,599,481	15,063,327
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0322% 1/20/2029 (g)(h)(i)	11,157,477	11,073,796
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (g)(h)(i)	6,076,210	5,983,183
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	10,763,482	10,732,591
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (g)(h)(i)	292,010	290,915
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (g)(h)(i)	964,493	961,484
		89,404,374
TOTAL FINANCIALS		192,618,041
Health Care - 8.2%
Biotechnology - 0.1%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/12/2031 (g)(h)(i)	1,325,000	1,334,115
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (g)(h)(i)(k)	2,340,000	2,332,699
		3,666,814
Health Care Equipment & Supplies - 1.9%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (g)(h)(i)	4,707,975	4,713,860
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 3/30/2029 (g)(h)(i)	2,328,291	2,326,964
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (g)(h)(i)(k)	8,610,000	8,502,375
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/1/2031 (g)(h)(i)	5,907,056	5,943,975
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4177% 10/23/2028 (g)(h)(i)	2,644,875	2,648,340
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	1,612,967	1,536,351
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	142,033	135,286
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 8/23/2032 (g)(h)(i)	8,208,750	8,190,773
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	2,071,655	2,071,655
		36,069,579
Health Care Providers & Services - 2.5%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (g)(h)(i)	1,861,323	944,621
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4177% 9/17/2032 (g)(h)(i)	1,129,325	1,127,213
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.92% 2/11/2028 (g)(h)(i)	4,488,652	4,442,644
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/9/2031 (g)(h)(i)	3,696,926	3,701,547
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/6/2033 (g)(h)(i)	1,000,000	998,130
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (g)(h)(i)	2,084,775	2,075,831
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 9/24/2031 (g)(h)(i)	6,378,034	5,424,518
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/23/2031 (g)(h)(i)	1,184,048	1,186,120
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.7885% 10/23/2031 (g)(h)(i)(l)	153,423	153,691
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/25/2032 (g)(h)(i)	1,928,640	1,923,162
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	1,346,226	1,346,792
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	335,413	335,553
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/17/2032 (g)(h)(i)	922,688	924,422
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 4/15/2031 (g)(h)(i)	2,933,655	2,929,988
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6648% 12/12/2030 (g)(h)(i)	4,025,000	3,999,844
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/12/2030 (g)(h)(i)(k)	1,205,000	1,197,468
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/12/2030 (g)(h)(i)(k)	1,725,000	1,714,219
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/21/2031 (g)(h)(i)	1,935,648	1,934,642
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1807% 12/4/2031 (g)(h)(i)	7,483,271	7,410,160
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (g)(h)(i)(k)	780,000	736,367
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7821% 10/1/2028 (g)(h)(i)	1,476,804	1,475,623
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (g)(h)(i)	1,220,132	1,215,556
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (g)(h)(i)(k)(l)	184,868	184,175
		47,382,286
Health Care Technology - 1.7%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/15/2029 (g)(h)(i)	11,110,236	10,888,031
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	965,000	897,450
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 3/26/2032 (g)(h)(i)	481,363	442,131
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/1/2031 (g)(h)(i)	8,572,937	7,881,787
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/28/2029 (g)(h)(i)	912,968	882,566
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 11/26/2031 (g)(h)(i)	11,905,382	11,500,600
		32,492,565
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 12/12/2031 (g)(h)(i)	8,107,309	8,073,502
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (g)(h)(i)	14,063,373	13,551,607
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/2/2032 (g)(h)(i)	2,825,800	2,832,865
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/31/2032 (g)(h)(i)	1,356,600	1,356,260
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 4/23/2031 (g)(h)(i)	3,591,817	3,569,369
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/5/2028 (g)(h)(i)	5,155,681	5,170,168
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/19/2031 (g)(h)(i)	4,341,228	4,126,337
		30,606,606
TOTAL HEALTH CARE		158,291,352
Industrials - 14.0%
Aerospace & Defense - 2.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 10/31/2030 (g)(h)(i)	1,278,862	1,279,770
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/27/2032 (g)(h)(i)	1,574,781	1,571,175
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/26/2032 (g)(h)(i)	7,459,569	7,458,152
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (g)(h)(i)(l)	558,295	558,189
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (g)(h)(i)	1,332,715	1,331,888
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4281% 2/17/2033 (c)(g)(h)(i)	1,655,000	1,648,794
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4231% 12/11/2031 (g)(h)(i)	3,340,143	3,344,318
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (g)(h)(i)(l)	163,236	163,440
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/19/2032 (g)(h)(i)	3,457,625	3,456,795
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 3/22/2030 (g)(h)(i)	9,860,552	9,857,890
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 1/19/2032 (g)(h)(i)	6,379,211	6,377,170
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/13/2033 (g)(h)(i)	1,830,000	1,830,348
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/17/2033 (g)(h)(i)(k)	2,255,000	2,250,310
		41,128,239
Air Freight & Logistics - 0.2%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	2,053,166	2,052,243
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	780,959	780,607
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 11/23/2028 (g)(h)(i)	768,834	752,633
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan 8% 7/13/2026 (c)(g)(h)(i)	449,635	449,635
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (c)(g)(h)(i)(k)	35,719	35,719
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (c)(g)(h)(i)(j)	211,365	211,365
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% 10/3/2029 (c)(g)(h)(i)(j)	1,355,146	14,907
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (c)(g)(h)(i)	372,811	372,811
		4,669,920
Building Products - 1.2%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/3/2029 (g)(h)(i)	3,217,392	3,212,630
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/8/2032 (g)(h)(i)	1,826,236	1,807,316
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (g)(h)(i)	491,830	263,129
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (g)(h)(i)	6,674,676	3,761,647
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (g)(h)(i)	1,375,825	653,517
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (g)(h)(i)	575,650	574,642
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (g)(h)(i)	6,759,735	6,742,836
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/24/2029 (g)(h)(i)	1,418,740	1,421,408
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (g)(h)(i)	5,006,118	4,956,057
		23,393,182
Commercial Services & Supplies - 6.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/21/2028 (g)(h)(i)	12,112,037	12,078,366
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/20/2032 (g)(h)(i)	12,721,075	12,714,078
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2033 (g)(h)(i)(k)	1,460,000	1,460,000
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1677% 2/15/2031 (g)(h)(i)	5,458,369	4,639,614
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	10,375,145	8,879,360
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 5.3496% 5/3/2029 (g)(h)(i)	1,994,785	1,341,154
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (g)(h)(i)	17,819,028	13,943,390
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (g)(h)(i)	3,018,500	3,072,591
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (g)(h)(i)	12,635,000	12,474,409
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/21/2028 (g)(h)(i)	94,200	94,159
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (g)(h)(i)	4,721,275	4,718,348
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6674% 12/10/2032 (g)(h)(i)	1,401,488	1,408,495
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (g)(h)(i)	3,476,374	3,474,219
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (g)(h)(i)	2,869,315	2,873,131
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	5,257,620	5,252,047
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (g)(h)(i)	17,690,000	16,858,570
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (g)(h)(i)	4,019,494	4,011,977
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (g)(h)(i)	852,863	851,796
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7822% 12/10/2026 (g)(h)(i)	966,865	965,057
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	1,575,820	1,522,636
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/10/2032 (g)(h)(i)	1,870,000	1,873,123
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 0% 10/19/2030 (g)(h)(i)	1,346,233	1,188,050
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (g)(h)(i)	1,403,553	1,378,991
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/2/2029 (g)(h)(i)	2,359,251	2,340,094
		119,413,655
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (g)(h)(i)	3,197,939	3,196,436
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/3/2031 (g)(h)(i)	1,896,000	1,893,042
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4225% 1/27/2033 (g)(h)(i)	1,930,000	1,935,636
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1668% 2/16/2028 (g)(h)(i)	1,021,388	1,020,540
		8,045,654
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/16/2032 (g)(h)(i)	1,860,938	1,828,371
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (g)(h)(i)	2,887,045	2,871,108
		4,699,479
Machinery - 1.3%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4216% 1/2/2033 (g)(h)(i)	1,300,000	1,303,250
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9496% 8/30/2032 (g)(h)(i)	1,680,788	1,684,989
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (g)(h)(i)	2,683,275	2,686,629
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (g)(h)(i)	2,318,882	2,313,804
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (g)(h)(i)	2,936,056	2,921,376
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 9/28/2028 (g)(h)(i)	1,935,154	1,934,457
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/10/2031 (g)(h)(i)	1,367,329	1,366,194
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (g)(h)(i)	2,283,790	2,281,575
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/2/2032 (g)(h)(i)	816,750	815,525
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7677% 3/25/2031 (g)(h)(i)	8,005,024	7,996,699
		25,304,498
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (g)(h)(i)	2,781,068	2,751,088
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (g)(h)(i)	1,746,800	1,728,458
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5206% 1/29/2027 (g)(h)(i)	2,191,684	2,175,247
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4307% 2/24/2031 (g)(h)(i)	2,631,719	2,620,218
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (g)(h)(i)	3,290,207	3,251,152
		12,526,163
Professional Services - 1.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/12/2032 (g)(h)(i)	2,950,154	2,919,413
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/29/2031 (g)(h)(i)	8,325,889	8,318,978
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/30/2031 (g)(h)(i)	1,362,750	1,362,178
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 3/9/2033 (g)(h)(i)	900,000	898,875
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (g)(h)(i)	6,672,028	2,550,383
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4168% 9/29/2028 (g)(h)(i)	2,035,693	2,036,324
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/31/2031 (g)(h)(i)	5,636,566	5,526,878
		23,613,029
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6695% 4/8/2030 (g)(h)(i)	2,850,191	2,852,557
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (g)(h)(i)	1,558,175	1,557,692
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (g)(h)(i)(l)	76,825	76,801
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (g)(h)(i)	436,152	439,764
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6996% 1/2/2029 (g)(h)(i)	852,989	627,800
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4612% 8/10/2029 (g)(h)(i)	1,718,546	433,932
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6996% 7/26/2028 (g)(h)(i)	1,801,639	1,801,494
		7,790,040
TOTAL INDUSTRIALS		270,583,859
Information Technology - 15.0%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.425% 10/24/2030 (g)(h)(i)	704,018	703,721
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 7/2/2029 (g)(h)(i)	2,219,404	2,218,471
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 7/9/2032 (g)(h)(i)	4,813,292	4,807,275
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1677% 7/29/2033 (g)(h)(i)	665,000	648,375
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/30/2031 (g)(h)(i)	1,823,781	1,788,291
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/9/2029 (g)(h)(i)	1,370,906	1,349,204
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 8/18/2031 (g)(h)(i)	1,373,876	1,375,374
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/17/2032 (g)(h)(i)	284,721	284,721
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (g)(h)(i)	2,417,811	2,418,561
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (g)(h)(i)(l)	466,129	466,273
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1% 12/16/2032 (g)(h)(i)(l)	292,500	292,760
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (g)(h)(i)	1,957,500	1,959,243
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (g)(h)(i)	2,755,000	2,738,635
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (g)(h)(i)	1,777,500	1,773,056
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/30/2030 (g)(h)(i)	1,545,015	1,552,740
		23,672,979
IT Services - 2.6%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1996% 2/3/2031 (g)(h)(i)	3,078,072	3,029,500
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (g)(h)(i)	6,495,001	6,026,451
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	1,585,715	1,286,411
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9177% 10/31/2030 (g)(h)(i)	3,335,407	3,285,376
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 3/21/2033 (g)(h)(i)	4,265,000	3,372,890
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/22/2032 (g)(h)(i)	9,735,617	9,066,293
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 6/17/2031 (g)(h)(i)(k)	800,000	761,384
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 6/17/2031 (g)(h)(i)	4,396,952	4,184,711
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (g)(h)(i)	1,545,000	1,104,675
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (g)(h)(i)	15,818,309	13,471,980
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/20/2031 (g)(h)(i)	2,960,100	2,955,157
		48,544,828
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4142% 2/4/2033 (g)(h)(i)	1,560,000	1,560,484
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/1/2032 (g)(h)(i)	4,488,750	4,477,528
		6,038,012
Software - 10.9%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 2/24/2031 (g)(h)(i)	7,803,553	7,643,112
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/11/2028 (g)(h)(i)	10,595,501	10,330,613
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (g)(h)(i)	2,605,164	1,849,901
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (g)(h)(i)	7,438,375	6,783,500
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (g)(h)(i)	4,212,556	3,846,064
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	7,213,669	6,889,992
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (g)(h)(i)	2,750,000	2,528,295
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (g)(h)(i)	11,710,000	11,062,671
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6677% 2/19/2029 (g)(h)(i)	6,258,409	4,740,745
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (g)(h)(i)	1,940,138	1,901,335
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (c)(g)(h)(i)	3,880,875	3,786,174
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/9/2029 (g)(h)(i)	4,679,897	4,544,367
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (g)(h)(i)	424,800	262,768
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	3,172,781	3,108,533
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 4/16/2032 (g)(h)(i)	640,163	629,363
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/12/2029 (g)(h)(i)	6,715,312	6,639,764
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2032 (g)(h)(i)	3,566,836	3,407,826
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	5,321,663	4,727,392
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 12/31/2031 (g)(h)(i)	9,821,485	6,502,609
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 5/3/2028 (g)(h)(i)	10,509,515	9,008,126
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 2/23/2029 (g)(h)(i)	3,530,000	2,345,826
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	12,175,067	10,893,276
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (g)(h)(i)	4,326,071	2,855,207
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4216% 11/15/2032 (g)(h)(i)	2,420,000	2,386,725
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (g)(h)(i)	21,889,285	19,207,848
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (g)(h)(i)	2,065,000	1,199,765
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (g)(h)(i)	3,011,596	2,268,967
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (g)(h)(i)	2,940,115	2,829,508
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (g)(h)(i)	8,917,602	8,620,378
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.544% 5/15/2028 (g)(h)(i)	6,078,312	2,811,219
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.044% 5/15/2028 (g)(h)(i)	1,416,415	1,401,812
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 9/8/2032 (g)(h)(i)	7,361,550	7,188,554
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (g)(h)(i)	10,522,660	7,428,367
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (g)(h)(i)	2,250,000	2,053,125
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/13/2029 (g)(h)(i)	4,176,751	3,957,471
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/9/2031 (g)(h)(i)	5,788,326	5,765,520
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	20,467,673	19,528,821
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	5,154,483	5,025,621
		207,961,160
TOTAL INFORMATION TECHNOLOGY		286,920,700
Materials - 6.5%
Chemicals - 3.7%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (g)(h)(i)	4,077,008	3,620,057
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (g)(h)(i)	2,875,000	2,576,718
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	4,594,837	4,382,326
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 9/30/2028 (g)(h)(i)	5,117,589	5,068,000
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (g)(h)(i)	3,811,501	3,672,800
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/15/2032 (g)(h)(i)	5,910,188	5,858,473
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9281% 1/14/2033 (g)(h)(i)	4,135,000	4,116,930
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (g)(h)(i)	2,004,975	2,012,494
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6781% 11/1/2030 (g)(h)(i)	2,116,962	2,111,670
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	7,959,916	7,818,627
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (g)(h)(i)	5,995,433	5,221,003
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.675% 3/15/2029 (g)(h)(i)	9,507,831	9,077,982
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2052% 3/15/2030 (g)(h)(i)	835,588	775,008
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	5,197,439	5,063,189
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/30/2033 (g)(h)(i)(k)	1,950,000	1,872,000
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (g)(h)(i)	1,960,000	1,968,173
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1677% 9/30/2031 (g)(h)(i)	1,752,646	1,745,863
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1764% 9/30/2031 (g)(h)(i)	182,854	182,147
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (g)(h)(i)	2,407,900	2,396,872
		69,540,332
Construction Materials - 0.4%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/10/2032 (g)(h)(i)	7,469,550	7,450,876
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/15/2032 (g)(h)(i)	1,190,991	1,191,491
		8,642,367
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/3/2031 (g)(h)(i)	5,734,113	5,437,831
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9388% 6/9/2031 (g)(h)(i)	5,890,067	5,662,652
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1712% 11/29/2030 (g)(h)(i)	1,008,144	1,001,006
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (g)(h)(i)	17,366,678	16,527,867
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 4/1/2032 (g)(h)(i)	6,994,256	6,515,150
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/26/2033 (g)(h)(i)	2,230,000	2,204,600
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/1/2031 (g)(h)(i)	1,995,487	1,970,543
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7822% 3/7/2033 (g)(h)(i)	3,045,000	2,933,096
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/21/2031 (g)(h)(i)	889,965	891,639
		43,144,384
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1807% 8/23/2032 (g)(h)(i)	2,542,225	2,542,861
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/23/2031 (g)(h)(i)	1,913,925	1,917,274
TOTAL MATERIALS		125,787,218
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (g)(h)(i)	1,736,218	1,736,218
Utilities - 1.6%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (g)(h)(i)	3,768,546	3,772,654
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 12/20/2030 (g)(h)(i)	2,758,979	2,761,573
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/27/2031 (g)(h)(i)	7,125,907	7,110,301
		13,644,528
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/30/2031 (g)(h)(i)	861,256	858,319
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 7/31/2030 (g)(h)(i)	2,830,000	2,829,547
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/26/2032 (g)(h)(i)	442,978	442,757
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (g)(h)(i)	3,306,486	3,302,352
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4759% 6/4/2032 (g)(h)(i)(l)	421,667	421,140
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (g)(h)(i)	1,758,416	1,765,010
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/25/2032 (g)(h)(i)	3,152,100	3,151,533
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (g)(h)(i)	1,012,188	1,013,027
		13,783,685
Multi-Utilities - 0.2%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 6/23/2028 (g)(h)(i)	2,978,121	2,921,358
TOTAL UTILITIES		30,349,571
TOTAL UNITED STATES		1,555,894,231
TOTAL BANK LOAN OBLIGATIONS (Cost $1,793,433,134)		1,700,952,956

Common Stocks - 2.0%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	122,825	1,821,440
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
New Cineworld Ltd (b)(c)	191,905	3,425,504
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	337,878	3
UNITED STATES - 1.7%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	6,307	1,185
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	105,486	1,175,114
Specialty Retail - 0.0%
White Iris LLC (c)	17,385	235,741
TOTAL CONSUMER DISCRETIONARY		1,410,855
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	19,142	52,066
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp	68,210	4,721,496
EP Energy Corp (b)(c)	15,785	26,203
Expand Energy Corp	83,841	9,204,066
Expand Energy Corp (d)	928	101,876
Exxon Mobil Corp	40,902	6,939,433
New Fortress Energy Inc Class A (b)(e)	37,399	22,065
TOTAL ENERGY		21,015,139
Financials - 0.5%
Financial Services - 0.5%
ACNR Holdings Inc (c)	55,333	9,460,283
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	5,132	14,985
Limetree Bay Cayman Ltd (b)(c)	776	0
TOTAL FINANCIALS		9,475,268
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	35,300	1,261,975
TOTAL UNITED STATES		33,216,488
TOTAL COMMON STOCKS (Cost $21,501,388)		38,463,435

Non-Convertible Corporate Bonds - 3.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (p)	651,676	617,957
Altice France SA 6.5% 4/15/2032 (p)	5,110,522	4,829,669
Altice France SA 6.875% 7/15/2032 (p)	1,875,001	1,776,617

TOTAL FRANCE		7,224,243
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (p)	2,380,000	2,546,198
UNITED STATES - 3.1%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (p)	1,160,000	1,159,818
WULF Compute LLC 7.75% 10/15/2030 (p)	400,000	422,672
		1,582,490
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)(q)	330,000	341,911
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (p)	3,760,000	3,708,310
DISH Network Corp 11.75% 11/15/2027 (p)	4,170,000	4,296,122
Dotdash Meredith Inc 7.625% 6/15/2032 (p)	1,510,000	1,392,341
EchoStar Corp 10.75% 11/30/2029	3,328,070	3,595,150
Univision Communications Inc 9.375% 8/1/2032 (p)	1,620,000	1,669,597
		14,661,520
TOTAL COMMUNICATION SERVICES		16,585,921
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)	1,205,000	1,216,726
Cooper-Standard Automotive Inc 4.75% 3/1/2031 (p)	1,150,000	1,080,712
		2,297,438
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 7% 2/15/2030 (p)	1,465,000	1,483,093
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)	11,640,000	11,124,665
		12,607,758
Specialty Retail - 0.0%
Staples Inc 10.75% 9/1/2029 (p)	1,520,000	1,405,725
TOTAL CONSUMER DISCRETIONARY		16,310,921
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)	445,000	433,983
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)	205,000	210,826
TOTAL ENERGY		644,809
Financials - 0.9%
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (p)	2,235,000	2,241,848
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)	770,000	798,835
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)	14,365,000	13,946,439
TOTAL FINANCIALS		16,987,122
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (p)	1,385,000	1,429,565
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)	330,000	268,947
TOTAL HEALTH CARE		1,698,512
Industrials - 0.1%
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)	375,000	219,166
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (p)	1,085,000	929,066
Brand Industrial Services Inc 10.375% 8/1/2030 (p)	600,000	548,348
OT Midco Inc 10% 2/15/2030 (p)	705,000	291,074
		1,768,488
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (p)	330,000	342,839
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (p)	92,084	92,119
TOTAL INDUSTRIALS		2,422,612
Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (p)	1,734,000	1,644,586
Cloud Software Group Inc 9% 9/30/2029 (p)	1,370,000	1,321,603
TOTAL INFORMATION TECHNOLOGY		2,966,189
Real Estate - 0.1%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)	345,000	344,057
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)	200,000	196,627
		540,684
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,905,000	1,771,659
TOTAL REAL ESTATE		2,312,343
TOTAL UNITED STATES		59,928,429
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $70,061,681)		69,698,870

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (n) (Cost $1,011,751)	11,800	1,179,941

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (h)(i)(m)	3,105,000	3,128,908
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (i)(m)(p)	895,000	892,336
TOTAL UNITED STATES		4,021,244
TOTAL PREFERRED SECURITIES (Cost $4,004,764)		4,021,244

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	124,007,506	124,032,307
Fidelity Securities Lending Cash Central Fund (r)(s)	3.69	37,296	37,300
TOTAL MONEY MARKET FUNDS (Cost $124,066,489)			124,069,607

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,040,674,349)	1,964,271,186
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(36,450,683)
NET ASSETS - 100.0%	1,927,820,503

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,187,483 or 1.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $52,066 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,034,783 and $2,027,606, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Affiliated fund.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,023,923 or 3.7% of net assets.

(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	8,788

Fidelity Private Credit Company LLC	6/6/2022 - 3/9/2026	20,102,160

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,656,847	346,461,656	318,085,276	2,538,509	(920)	-	124,032,307	124,007,506	0.2%
Fidelity Securities Lending Cash Central Fund	-	1,522,268	1,485,062	521	94	-	37,300	37,296	0.0%
Total	95,656,847	347,983,924	319,570,338	2,539,030	(826)	-	124,069,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	18,015,590	1,286,151	-	1,145,678	-	(75,661)	19,085,607	2,039,584
	18,015,590	1,286,151	-	1,145,678	-	(75,661)	19,085,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	19,085,607	-	19,085,607	-

Asset-Backed Securities	6,799,526	-	6,799,526	-

Bank Loan Obligations
Communication Services	141,820,949	-	141,030,058	790,891
Consumer Discretionary	336,180,260	-	336,142,781	37,479
Consumer Staples	47,420,758	-	44,234,347	3,186,411
Energy	46,279,729	-	46,279,729	-
Financials	195,860,038	-	195,035,377	824,661
Health Care	168,386,248	-	168,386,248	-
Industrials	301,610,260	-	298,877,029	2,733,231
Information Technology	288,620,867	-	284,489,657	4,131,210
Materials	141,828,219	-	141,828,219	-
Real Estate	1,736,218	-	1,736,218	-
Utilities	31,209,410	-	31,209,410	-

Common Stocks
Communication Services	5,248,129	-	-	5,248,129
Consumer Discretionary	1,410,855	-	-	1,410,855
Consumer Staples	52,066	-	-	52,066
Energy	21,015,139	20,988,936	-	26,203
Financials	9,475,268	-	-	9,475,268
Information Technology	1,261,975	-	-	1,261,975
Materials	3	-	-	3

Non-Convertible Corporate Bonds
Communication Services	23,810,164	-	23,810,164	-
Consumer Discretionary	16,310,921	-	16,310,921	-
Energy	3,191,007	-	3,191,007	-
Financials	16,987,122	-	16,987,122	-
Health Care	1,698,512	-	1,698,512	-
Industrials	2,422,612	-	2,422,612	-
Information Technology	2,966,189	-	2,966,189	-
Real Estate	2,312,343	-	2,312,343	-

Non-Convertible Preferred Stocks
Information Technology	1,179,941	1,179,941	-	-

Preferred Securities
Energy	3,128,908	-	3,128,908	-
Industrials	892,336	-	892,336	-

Money Market Funds	124,069,607	124,069,607	-	-
Total Investments in Securities:	1,964,271,186	146,238,484	1,788,854,320	29,178,382
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2026 ($)
Bank Loan Obligations	18,390,641	(986,043)	(3,629,009)	3,654,106	(12,768,577)	1,380,152	5,662,613	-	11,703,883	(3,946,389)
Common Stocks	15,064,759	-	(1,746,116)	4,155,856	-	-	-	-	17,474,499	(1,746,116)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,007) - See accompanying schedule:
Unaffiliated issuers (cost $1,896,880,724)	$1,821,115,972
Fidelity Central Funds (cost $124,066,489)	124,069,607
Other affiliated issuers (cost $19,727,136)	19,085,607

Total Investment in Securities (cost $2,040,674,349)		$1,964,271,186
Cash		3,522,577
Receivable for investments sold		18,955,639
Receivable for fund shares sold		28,124
Dividends receivable		562
Interest receivable		14,632,492
Distributions receivable from Fidelity Central Funds		394,075
Receivable from investment adviser for expense reductions		11,787
Other receivables		129
Total assets		2,001,816,571
Liabilities
Payable for investments purchased
Regular delivery	$73,310,555
Delayed delivery	626,000
Payable for fund shares redeemed	5,620
Other payables and accrued expenses	16,593
Collateral on securities loaned	37,300
Total liabilities		73,996,068
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,927,820,503
Net Assets consist of:
Paid in capital		$2,163,488,589
Total accumulated earnings (loss)		(235,668,086)
Net Assets		$1,927,820,503
Net Asset Value, offering price and redemption price per share ($1,927,820,503 ÷ 20,512,372 shares)		$93.98
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends (including $1,145,678 earned from affiliated issuers)		$1,836,309
Interest		71,170,919
Income from Fidelity Central Funds (including $521 from security lending)		2,539,030
Payment from investment adviser		68,629
Total income		75,614,887
Expenses
Custodian fees and expenses	$2,323
Independent trustees' fees and expenses	3,189
Legal	1,525
Total expenses before reductions	7,037
Expense reductions	(2,810)
Total expenses after reductions		4,227
Net Investment income (loss)		75,610,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	646,920
Fidelity Central Funds	(826)
Foreign currency transactions	(2,621)
Total net realized gain (loss)		643,473
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(46,881,673)
Affiliated issuers	(75,661)
Total change in net unrealized appreciation (depreciation)		(46,957,334)
Net gain (loss)		(46,313,861)
Net increase (decrease) in net assets resulting from operations		$29,296,799
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,610,660	$147,243,154
Net realized gain (loss)	643,473	(34,047,202)
Change in net unrealized appreciation (depreciation)	(46,957,334)	12,919,490
Net increase (decrease) in net assets resulting from operations	29,296,799	126,115,442
Distributions to shareholders	(76,678,559)	(147,904,199)

Affiliated share transactions
Proceeds from sales of shares	120,386,144	566,276,564
Reinvestment of distributions	76,678,172	147,778,955
Cost of shares redeemed	(208,257,068)	(133,419,815)

Net increase (decrease) in net assets resulting from share transactions	(11,192,752)	580,635,704
Total increase (decrease) in net assets	(58,574,512)	558,846,947

Net Assets
Beginning of period	1,986,395,015	1,427,548,068
End of period	$1,927,820,503	$1,986,395,015

Other Information
Shares
Sold	1,262,668	5,887,958
Issued in reinvestment of distributions	806,804	1,525,833
Redeemed	(2,185,700)	(1,375,005)
Net increase (decrease)	(116,228)	6,038,786

Financial Highlights
Fidelity® Floating Rate Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.29	$97.85	$98.01	$94.22	$100.91	$96.50
Income from Investment Operations
Net investment income (loss) A,B	3.651	8.253	9.418	8.494	4.767	4.112
Net realized and unrealized gain (loss)	(2.258)	(1.478)	(.147)	3.878	(6.696)	4.431
Total from investment operations	1.393	6.775	9.271	12.372	(1.929)	8.543
Distributions from net investment income	(3.703)	(8.335)	(9.431)	(8.582)	(4.761)	(4.133)
Total distributions	(3.703)	(8.335)	(9.431)	(8.582)	(4.761)	(4.133)
Net asset value, end of period	$93.98	$96.29	$97.85	$98.01	$94.22	$100.91
Total Return C,D	1.47%	7.20%	9.87%	13.65%	(1.98)%	8.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	- % G,H	.01%	-% H	-% H	-% H	-% H
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	7.69% G	8.54%	9.60%	8.78%	4.83%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,927,821	$1,986,395	$1,427,548	$1,474,144	$2,543,324	$2,773,908
Portfolio turnover rate I	51 % G	44%	50%	24%	39%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2025 was 9.71%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$17,474,499	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.4 - 8.3 / 4.6	Increase
		Market approach	Transaction price	$0.19 - $2.92 / $2.72	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	11.6%	Decrease
Bank Loan Obligations	$11,703,883	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
		Recovery value	Recovery value	$0.00 - $40.15 / $37.91	Increase
		Discounted cash flow	Yield	8.8% - 17.0% / 11.4%	Decrease
		Indicative market price	Evaluated bid	$0.25 - $103.75 / $97.51	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until January 31, 2027 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,567,299
Gross unrealized depreciation	(116,151,600)
Net unrealized appreciation (depreciation)	$(76,584,301)
Tax cost	$2,040,855,487

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,549,081)
Long-term	(147,204,157)
Total capital loss carryforward	$(156,753,238)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Floating Rate Central Fund	STG Distribution LLC 8% PIK 7/7/2026	83,549	-
Fidelity Floating Rate Central Fund	Fidelity Private Credit Company LLC	2,730,014	-

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	479,885,962	491,905,576

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Floating Rate Central Fund	57	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,810.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814673.121
FR1-SANN-0526
Fidelity® Real Estate Equity Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Equity Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Real Estate - 99.2%
Health Care REITs - 18.4%
CareTrust REIT Inc	316,900	11,614,385
Ventas Inc	1,025,194	83,840,366
Welltower Inc	406,966	80,461,248
		175,915,999
Hotel & Resort REITs - 2.3%
DiamondRock Hospitality Co	99,100	928,567
Ryman Hospitality Properties Inc	228,400	21,074,468
		22,003,035
Industrial REITs - 15.8%
Americold Realty Trust Inc	944,500	10,823,969
EastGroup Properties Inc	69,200	12,808,228
Prologis Inc	793,537	104,889,721
Terreno Realty Corp	370,816	22,775,519
		151,297,437
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	706,740	5,166,269
Jones Lang LaSalle Inc (a)	34,600	10,529,472
		15,695,741
Residential REITs - 13.7%
AvalonBay Communities Inc	249,400	40,739,490
Camden Property Trust	338,300	33,038,378
Invitation Homes Inc	1,042,340	25,902,149
Sun Communities Inc	203,800	25,670,648
UDR Inc	167,382	5,654,164
		131,004,829
Retail REITs - 16.8%
Acadia Realty Trust	493,676	9,439,085
Curbline Properties Corp (b)	458,500	11,824,715
Federal Realty Investment Trust	216,100	22,951,981
Macerich Co/The	1,461,000	27,612,900
NNN REIT Inc	695,200	29,219,256
Tanger Inc	1,066,700	36,246,466
Urban Edge Properties	1,166,700	23,310,666
		160,605,069
Specialized REITs - 30.6%
American Tower Corp	42,900	7,403,682
CubeSmart	625,319	22,917,941
Digital Realty Trust Inc	49,200	8,866,332
Equinix Inc	114,138	111,882,634
Extra Space Storage Inc	359,400	47,128,122
Four Corners Property Trust Inc	1,241,500	29,361,475
Iron Mountain Inc	468,500	47,852,590
Lamar Advertising Co Class A	137,300	17,390,418
		292,803,194
TOTAL UNITED STATES		949,325,304
TOTAL COMMON STOCKS (Cost $762,576,177)		949,325,304

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	3,085,422	3,086,039
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	11,771,948	11,773,125
TOTAL MONEY MARKET FUNDS (Cost $14,859,164)			14,859,164

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $777,435,341)	964,184,468
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,763,064)
NET ASSETS - 100.0%	957,421,404

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,801,309	63,696,093	66,409,625	162,963	(1,738)	-	3,086,039	3,085,422	0.0%
Fidelity Securities Lending Cash Central Fund	4,620,700	27,012,856	19,860,430	1,272	(1)	-	11,773,125	11,771,948	0.0%
Total	10,422,009	90,708,949	86,270,055	164,235	(1,739)	-	14,859,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	949,325,304	949,325,304	-	-

Money Market Funds	14,859,164	14,859,164	-	-
Total Investments in Securities:	964,184,468	964,184,468	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,566,815) - See accompanying schedule:
Unaffiliated issuers (cost $762,576,177)	$949,325,304
Fidelity Central Funds (cost $14,859,164)	14,859,164

Total Investment in Securities (cost $777,435,341)		$964,184,468
Cash		1
Receivable for fund shares sold		13,826,631
Dividends receivable		3,764,797
Distributions receivable from Fidelity Central Funds		18,222
Total assets		981,794,119
Liabilities
Payable for investments purchased	$12,588,485
Payable for fund shares redeemed	8,692
Other payables and accrued expenses	2,413
Collateral on securities loaned	11,773,125
Total liabilities		24,372,715
Net Assets		$957,421,404
Net Assets consist of:
Paid in capital		$803,140,202
Total accumulated earnings (loss)		154,281,202
Net Assets		$957,421,404
Net Asset Value, offering price and redemption price per share ($957,421,404 ÷ 6,787,765 shares)		$141.05
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$14,807,679
Income from Fidelity Central Funds (including $1,272 from security lending)		164,235
Total income		14,971,914
Expenses
Custodian fees and expenses	$6,072
Independent trustees' fees and expenses	1,453
Total expenses before reductions	7,525
Expense reductions	(1,296)
Total expenses after reductions		6,229
Net Investment income (loss)		14,965,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,780,652)
Fidelity Central Funds	(1,739)
Total net realized gain (loss)		(7,782,391)
Change in net unrealized appreciation (depreciation) on investment securities		38,063,239
Net gain (loss)		30,280,848
Net increase (decrease) in net assets resulting from operations		$45,246,533
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,965,685	$30,407,056
Net realized gain (loss)	(7,782,391)	48,805,462
Change in net unrealized appreciation (depreciation)	38,063,239	(113,410,838)
Net increase (decrease) in net assets resulting from operations	45,246,533	(34,198,320)
Distributions to shareholders	(11,311,330)	(28,783,051)

Affiliated share transactions
Proceeds from sales of shares	90,222,404	56,312,634
Reinvestment of distributions	11,311,330	28,783,051
Cost of shares redeemed	(51,074,103)	(192,009,823)

Net increase (decrease) in net assets resulting from share transactions	50,459,631	(106,914,138)
Total increase (decrease) in net assets	84,394,834	(169,895,509)

Net Assets
Beginning of period	873,026,570	1,042,922,079
End of period	$957,421,404	$873,026,570

Other Information
Shares
Sold	658,669	405,618
Issued in reinvestment of distributions	84,723	208,207
Redeemed	(357,930)	(1,394,039)
Net increase (decrease)	385,462	(780,214)

Financial Highlights
Fidelity® Real Estate Equity Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$136.36	$145.20	$112.05	$111.15	$141.00	$108.09
Income from Investment Operations
Net investment income (loss) A,B	2.23	4.43	3.93	4.22	3.36	3.33
Net realized and unrealized gain (loss)	4.13	(8.94)	33.21	.29	(30.20)	32.42
Total from investment operations	6.36	(4.51)	37.14	4.51	(26.84)	35.75
Distributions from net investment income	(1.67)	(4.33)	(3.99)	(3.61)	(3.01)	(2.84)
Total distributions	(1.67)	(4.33)	(3.99)	(3.61)	(3.01)	(2.84)
Net asset value, end of period	$141.05	$136.36	$145.20	$112.05	$111.15	$141.00
Total Return C,D	4.73%	(3.12)%	33.70%	3.90%	(19.44)%	33.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.21% H	3.23%	3.13%	3.53%	2.36%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$957,421	$873,027	$1,042,922	$925,902	$973,455	$1,632,601
Portfolio turnover rate I	37 % H	43%	39%	44%	56%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due short term capital gain dividends, certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$219,563,905
Gross unrealized depreciation	(35,056,588)
Net unrealized appreciation (depreciation)	$184,507,317
Tax cost	$779,677,151

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,457,403)
Long-term	-
Total capital loss carryforward	$(29,457,403)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	226,893,660	171,000,681
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Equity Central Fund	2,176

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Equity Central Fund	13,366,114	10,847,275	(1,506,030)
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Equity Central Fund	138	387	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,296.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.831586.119
ESCIP-SANN-0526
Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Equity Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Anglogold Ashanti Plc (South Africa)	243,600	24,314,203
BRAZIL - 5.7%
Consumer Discretionary - 0.6%
Household Durables - 0.1%
Construtora Tenda S/A	208,400	1,255,264
Cury Construtora e Incorporadora SA	176,719	1,207,046
		2,462,310
Specialty Retail - 0.4%
Vibra Energia SA	1,728,736	10,552,938
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	834,202	4,138,921
TOTAL CONSUMER DISCRETIONARY		17,154,169
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro SA - Petrobras ADR	349,400	7,250,050
Petroleo Brasileiro SA - Petrobras ADR (PN)	416,500	7,809,375
PRIO SA/Brazil (a)	1,194,500	15,268,366
TOTAL ENERGY		30,327,791
Financials - 1.7%
Banks - 0.7%
Itau Unibanco Holding SA ADR	2,552,312	21,388,375
Capital Markets - 1.0%
B3 SA - Brasil Bolsa Balcao	4,553,600	16,175,418
XP Inc Class A	726,051	13,824,011
		29,999,429
TOTAL FINANCIALS		51,387,804
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	611,815	2,749,704
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	1,150,775	10,437,254
Localiza Rent a Car SA (PN)	53,082	464,122
TOTAL INDUSTRIALS		10,901,376
Materials - 1.0%
Metals & Mining - 1.0%
Metalurgica Gerdau SA	4,276,649	7,050,895
Vale SA ADR	1,417,715	22,555,846
		29,606,741
Paper & Forest Products - 0.0%
Dexco SA	3,036,715	2,761,263
TOTAL MATERIALS		32,368,004
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	147,305	785,744
Utilities - 1.0%
Electric Utilities - 0.8%
Axia Energia	741,300	8,380,654
Axia Energia Series C	194,835	2,130,458
Equatorial SA	1,017,094	8,005,429
Isa Energia Brasil sa	524,300	2,944,465
Transmissora Alianca de Energia Eletrica S/A unit	312,100	2,591,469
		24,052,475
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	261,178	7,978,765
TOTAL UTILITIES		32,031,240
TOTAL BRAZIL		177,705,832
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	442,450	19,841,439
CHINA - 26.1%
Communication Services - 5.6%
Entertainment - 0.5%
Netease Inc	56,000	1,251,309
Netease Inc ADR	125,685	14,069,179
Tencent Music Entertainment Group Class A ADR	16,500	153,120
		15,473,608
Interactive Media & Services - 5.1%
Baidu Inc A Shares (a)	561,967	7,855,283
Baidu Inc Class A ADR (a)(b)	43,100	4,802,202
Tencent Holdings Ltd	2,319,316	146,284,783
		158,942,268
TOTAL COMMUNICATION SERVICES		174,415,876
Consumer Discretionary - 6.8%
Automobile Components - 0.3%
Fuyao Glass Industry Group Co Ltd A Shares (China)	469,000	3,923,512
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	157,604	1,185,569
Hesai Group ADR (a)	187,621	3,587,314
Hesai Group B Shares	151,421	2,877,872
		11,574,267
Automobiles - 1.1%
BYD Co Ltd A Shares (China)	531,410	8,236,193
BYD Co Ltd H Shares	1,562,284	21,358,512
XPeng Inc A Shares (a)	512,200	4,378,074
		33,972,779
Broadline Retail - 3.5%
Alibaba Group Holding Ltd	5,692,569	89,228,112
PDD Holdings Inc Class A ADR (a)	179,915	18,383,715
		107,611,827
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc	1,542,873	8,739,254
New Oriental Education & Technology Group Inc ADR	55,803	3,160,124
		11,899,378
Hotels, Restaurants & Leisure - 0.8%
H World Group Ltd ADR	191,684	9,639,788
Luckin Coffee Inc ADR (a)(b)	103,403	3,319,236
Meituan B Shares (a)(c)(d)	520,781	5,682,893
Trip.com Group Ltd (a)	19,306	954,078
Yum China Holdings Inc	30,500	1,487,790
Yum China Holdings Inc (Hong Kong)	82,000	4,073,039
		25,156,824
Textiles, Apparel & Luxury Goods - 0.7%
Laopu Gold Co Ltd H Shares (b)	155,967	12,626,264
Shenzhou International Group Holdings Ltd	1,450,453	8,862,540
		21,488,804
TOTAL CONSUMER DISCRETIONARY		211,703,879
Consumer Staples - 1.1%
Beverages - 0.9%
China Resources Beer Holdings Co Ltd	1,119,666	3,705,479
Eastroc Beverage Group Co Ltd A Shares (China)	173,400	5,182,627
Kweichow Moutai Co Ltd A Shares (China)	49,800	10,518,399
Tsingtao Brewery Co Ltd H Shares	1,289,800	8,012,547
		27,419,052
Food Products - 0.1%
Uni-President China Holdings Ltd	3,438,400	3,450,717
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (b)	283,900	2,749,850
TOTAL CONSUMER STAPLES		33,619,619
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co Ltd H Shares	7,812,000	10,716,982
Financials - 5.3%
Banks - 3.8%
Bank of Chengdu Co Ltd A Shares (China)	2,175,996	5,418,831
Bank of Ningbo Co Ltd A Shares (China)	1,988,565	8,814,456
China Construction Bank Corp H Shares	81,695,913	88,167,408
Huaxia Bank Co Ltd A Shares (China)	8,212,338	8,743,720
Industrial & Commercial Bank of China Ltd H Shares	6,704,000	5,909,228
		117,053,643
Insurance - 1.5%
China Life Insurance Co Ltd H Shares	2,512,218	8,014,560
Ping An Insurance Group Co of China Ltd H Shares	5,025,899	38,645,215
		46,659,775
TOTAL FINANCIALS		163,713,418
Health Care - 1.5%
Biotechnology - 0.6%
Akeso Inc (a)(c)(d)	347,318	5,913,751
Clover Biopharmaceuticals Ltd (a)	604,770	208,458
Innovent Biologics Inc (a)(c)(d)	716,278	7,878,749
Remegen Co Ltd H Shares (a)(c)(d)	93,170	1,161,171
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)	34,622	2,053,470
Zai Lab Ltd (a)	1,219,066	2,249,112
		19,464,711
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,863,068	895,792
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (c)(d)	860,193	13,174,238
WuXi XDC Cayman Inc (a)	267,565	2,029,496
		15,203,734
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,496,929	6,852,112
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	365,605	2,962,995
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	222,812	1,855,240
		11,670,347
TOTAL HEALTH CARE		47,234,584
Industrials - 2.1%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	4,235,300	3,188,821
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	447,984	26,584,467
Hongfa Technology Co Ltd A Shares	896,900	3,657,277
Hongfa Technology Co Ltd A Shares (China)	564,600	2,305,895
		32,547,639
Machinery - 1.0%
Airtac International Group	295,000	9,409,424
Shenzhen Inovance Technology Co Ltd A Shares (China)	816,600	8,024,142
Yangzijiang Shipbuildling (Holdings) Ltd	4,342,900	12,900,112
		30,333,678
TOTAL INDUSTRIALS		66,070,138
Information Technology - 1.0%
Communications Equipment - 0.0%
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	14,000	647,837
Electronic Equipment, Instruments & Components - 0.0%
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	121,300	1,378,079
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	282,400	12,801,718
Hua Hong Semiconductor Ltd (a)(c)(d)	165,873	1,673,722
Montage Technology Co Ltd A Shares (China)	113,142	2,110,843
NAURA Technology Group Co Ltd A Shares (China)	47,500	3,133,104
Shanghai Fudan Microelectronics Group Co Ltd H Shares	417,117	2,072,785
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	1,900	289,058
		22,081,230
Software - 0.1%
Minimax Group Inc A Shares	4,000	479,378
Pony AI Inc ADR (a)	231,831	2,188,485
		2,667,863
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (a)(c)(d)	828,600	3,422,667
TOTAL INFORMATION TECHNOLOGY		30,197,676
Materials - 1.7%
Construction Materials - 0.5%
Anhui Conch Cement Co Ltd H Shares	2,771,500	7,543,585
China Jushi Co Ltd A Shares (China)	2,110,904	7,566,909
		15,110,494
Metals & Mining - 1.2%
MMG Ltd (a)	19,652,000	18,619,297
Zijin Mining Group Co Ltd A Shares (China)	4,127,200	20,103,746
		38,723,043
TOTAL MATERIALS		53,833,537
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	248,432	370,485
China Resources Land Ltd	1,361,109	5,044,722
KE Holdings Inc A Shares	645,603	3,197,297
Longfor Group Holdings Ltd (c)(d)	494,924	481,841
TOTAL REAL ESTATE		9,094,345
Utilities - 0.4%
Gas Utilities - 0.4%
ENN Energy Holdings Ltd	587,600	4,784,483
Kunlun Energy Co Ltd	6,796,000	6,209,827
TOTAL UTILITIES		10,994,310
TOTAL CHINA		811,594,364
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	11,700	2,751,767
GREECE - 0.5%
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	2,100,839	7,792,691
Piraeus Bank SA	1,078,636	8,862,082

TOTAL GREECE		16,654,773
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	1,639,702	47,780
INDIA - 11.0%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	1,274,506	24,583,512
Consumer Discretionary - 0.9%
Automobiles - 0.5%
Mahindra & Mahindra Ltd	530,657	16,894,751
Broadline Retail - 0.2%
Meesho (f)	3,360,703	5,130,152
Meesho	79,140	120,923
		5,251,075
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (a)	1,398,437	3,492,119
MakeMyTrip Ltd (a)(b)	42,717	1,592,917
		5,085,036
TOTAL CONSUMER DISCRETIONARY		27,230,862
Consumer Staples - 0.2%
Tobacco - 0.2%
ITC Ltd	2,112,587	6,552,384
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Coal India Ltd	1,930,500	9,368,464
Reliance Industries Ltd	2,543,094	37,122,690
TOTAL ENERGY		46,491,154
Financials - 4.0%
Banks - 2.7%
Canara Bank	6,626,223	8,860,812
HDFC Bank Ltd	5,170,166	41,106,082
ICICI Bank Ltd	2,492,112	32,472,115
		82,439,009
Consumer Finance - 1.0%
Bajaj Finance Ltd	1,878,374	16,313,925
Shriram Finance Ltd	1,594,360	15,056,319
		31,370,244
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	1,577,313	10,061,222
TOTAL FINANCIALS		123,870,475
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	520,952	5,425,641
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	67,412	4,323,414
Pharmaceuticals - 0.4%
Sun Pharmaceutical Industries Ltd	501,726	9,524,753
Torrent Pharmaceuticals Ltd	79,650	3,606,761
		13,131,514
TOTAL HEALTH CARE		22,880,569
Industrials - 1.3%
Aerospace & Defense - 0.7%
Bharat Electronics Ltd	3,161,900	13,733,676
Hindustan Aeronautics Ltd (d)	231,800	8,707,761
		22,441,437
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	460,551	17,379,278
TOTAL INDUSTRIALS		39,820,715
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	75,900	1,039,095
Infosys Ltd ADR (b)	281,600	3,804,416
TOTAL INFORMATION TECHNOLOGY		4,843,511
Materials - 0.5%
Construction Materials - 0.2%
JK Cement Ltd	118,998	6,542,819
Metals & Mining - 0.3%
Tata Steel Ltd	4,079,700	8,496,235
TOTAL MATERIALS		15,039,054
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Godrej Properties Ltd (a)	124,378	1,976,636
Sunteck Realty Ltd	466,703	1,372,489
TOTAL REAL ESTATE		3,349,125
Utilities - 0.9%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	3,259,296	10,415,247
Independent Power and Renewable Electricity Producers - 0.6%
NHPC Ltd	7,129,123	5,668,301
NTPC Ltd	2,951,676	11,799,952
		17,468,253
TOTAL UTILITIES		27,883,500
TOTAL INDIA		342,544,861
INDONESIA - 1.5%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	93,811,600	8,232,257
Food Products - 0.4%
First Resources Ltd	5,028,300	11,363,102
TOTAL CONSUMER STAPLES		19,595,359
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	32,604,674	12,594,567
Bank Rakyat Indonesia Persero Tbk PT	54,522,367	10,894,715
Bank Syariah Indonesia Tbk PT	25,026,869	3,133,061
TOTAL FINANCIALS		26,622,343
TOTAL INDONESIA		46,217,702
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	112,600	6,342,668
KOREA (SOUTH) - 15.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
KT Corp	29,950	1,219,971
Entertainment - 0.2%
HYBE Co Ltd	26,536	5,477,130
Interactive Media & Services - 0.3%
Kakao Corp	331,807	10,429,323
TOTAL COMMUNICATION SERVICES		17,126,424
Consumer Discretionary - 0.6%
Automobiles - 0.4%
Kia Corp	118,092	11,870,692
Household Durables - 0.2%
Coway Co Ltd (a)	126,080	6,218,218
TOTAL CONSUMER DISCRETIONARY		18,088,910
Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	45,120	4,939,827
Financials - 1.7%
Banks - 1.3%
KB Financial Group Inc	235,665	23,554,718
Woori Financial Group Inc	763,078	17,031,324
		40,586,042
Insurance - 0.4%
Samsung Life Insurance Co Ltd	81,193	11,919,257
TOTAL FINANCIALS		52,505,299
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(c)(d)	9,096	9,491,166
Industrials - 1.4%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	143,540	16,520,735
Electrical Equipment - 0.5%
LS Electric Co Ltd	28,130	14,315,259
Industrial Conglomerates - 0.2%
LG Corp	120,832	6,956,100
Machinery - 0.2%
HD Hyundai Marine Solution Co Ltd	40,290	5,064,995
TOTAL INDUSTRIALS		42,857,089
Information Technology - 10.4%
Electronic Equipment, Instruments & Components - 0.0%
Samsung Electro-Mechanics Co Ltd	3,199	933,157
Semiconductors & Semiconductor Equipment - 3.9%
Eugene Technology Co Ltd	14,425	1,117,453
SK Hynix Inc	210,031	121,324,364
		122,441,817
Technology Hardware, Storage & Peripherals - 6.5%
Samsung Electronics Co Ltd	1,673,971	199,339,076
TOTAL INFORMATION TECHNOLOGY		322,714,050
TOTAL KOREA (SOUTH)		467,722,765
KUWAIT - 0.4%
Financials - 0.4%
Banks - 0.4%
Kuwait Finance House KSCP	5,219,388	13,575,468
MEXICO - 2.4%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series B	11,557,449	14,689,432
Consumer Staples - 0.3%
Beverages - 0.1%
Arca Continental SAB de CV	393,000	4,532,777
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	1,870,600	6,074,258
TOTAL CONSUMER STAPLES		10,607,035
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	2,274,432	25,225,219
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	285,600	7,045,586
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	1,185,600	13,563,264
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	1,423,450	2,316,690
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	691,724	2,316,038
TOTAL REAL ESTATE		4,632,728
TOTAL MEXICO		75,763,264
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (c)(d)	74,925	1,253,981
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	74,763	8,493,824
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	56,338	19,108,723
PHILIPPINES - 0.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	278,000	2,849,845
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	5,664,229	1,517,723
SM Prime Holdings Inc	3,968,725	1,344,633
TOTAL REAL ESTATE		2,862,356
TOTAL PHILIPPINES		5,712,201
POLAND - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	52,784	3,396,104
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	207,409	1,829,347
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	49,600	1,669,958
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (a)(e)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(e)	794,750	0
Sberbank of Russia PJSC ADR (a)(e)	1,468,992	15
TOTAL FINANCIALS		15
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (a)(d)(e)	433,400	4
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (a)(e)	6,300	0
TOTAL RUSSIA		27
SAUDI ARABIA - 2.8%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	103,204	3,671,517
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (c)(d)	2,731,400	19,943,602
Financials - 1.7%
Banks - 1.7%
Al Rajhi Bank	963,346	27,365,742
Saudi National Bank/The	2,161,356	24,086,742
TOTAL FINANCIALS		51,452,484
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	40,922	2,817,844
Industrials - 0.3%
Electrical Equipment - 0.3%
Electrical Industries Co	2,012,800	8,957,459
TOTAL SAUDI ARABIA		86,842,906
SINGAPORE - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (a)	123,174	10,200,039
SOUTH AFRICA - 4.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
MTN Group Ltd	750,800	8,766,837
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Naspers Ltd Class N	487,550	25,219,503
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (a)	3,460,602	3,960,869
Shoprite Holdings Ltd	719,941	11,806,243
TOTAL CONSUMER STAPLES		15,767,112
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	77,946	19,150,875
Financial Services - 0.7%
FirstRand Ltd (b)	3,980,708	20,378,485
TOTAL FINANCIALS		39,529,360
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd (b)	342,300	4,667,553
Materials - 1.0%
Chemicals - 0.4%
Sasol Ltd (a)	856,300	11,294,756
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd	1,334,200	18,974,959
TOTAL MATERIALS		30,269,715
TOTAL SOUTH AFRICA		124,220,080
TAIWAN - 21.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Uni-President Enterprises Corp	2,697,000	6,033,088
Financials - 0.8%
Banks - 0.8%
CTBC Financial Holding Co Ltd	15,047,400	24,489,045
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	219,744	12,636,219
Information Technology - 19.8%
Communications Equipment - 0.1%
Accton Technology Corp	62,000	3,063,313
Ezconn Corp	8,403	531,753
		3,595,066
Electronic Equipment, Instruments & Components - 1.9%
Chroma ATE Inc	124,000	5,958,644
Delta Electronics Inc	758,861	34,266,629
Elite Material Co Ltd	126,624	10,822,481
Tripod Technology Corp	47,000	514,118
Unimicron Technology Corp	279,000	4,088,314
Universal Microwave Technology Inc	14,000	650,844
Yageo Corp	321,867	2,547,197
		58,848,227
Semiconductors & Semiconductor Equipment - 17.6%
ASE Technology Holding Co Ltd	1,557,838	17,170,529
Hon Precision Inc	16,000	1,772,891
Jentech Precision Industrial Co Ltd	27,000	3,399,837
MediaTek Inc	555,399	26,678,196
MPI Corp	26,141	3,084,411
Taiwan Semiconductor Manufacturing Co Ltd	8,550,796	495,243,805
Visual Photonics Epitaxy Co Ltd	60,000	488,666
		547,838,335
Technology Hardware, Storage & Peripherals - 0.2%
Asia Vital Components Co Ltd	108,000	7,143,625
TOTAL INFORMATION TECHNOLOGY		617,425,253
TOTAL TAIWAN		660,583,605
THAILAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
PTT Global Chemical PCL	7,652,000	8,634,153
TURKEY - 1.1%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	570,000	8,760,252
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,898,100	2,818,929
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,365,000	17,042,816
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	9,876,215	5,164,731
TOTAL TURKEY		33,786,728
UNITED ARAB EMIRATES - 1.3%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	4,081,563	5,689,054
Financials - 0.8%
Banks - 0.8%
Abu Dhabi Commercial Bank PJSC	3,286,566	11,058,709
Abu Dhabi Islamic Bank PJSC	2,287,000	12,825,579
TOTAL FINANCIALS		23,884,288
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC (a)	1,740,613	3,691,333
Emaar Properties PJSC	1,844,624	5,875,399
RAK Properties PJSC (a)	2,007,750	514,331
TOTAL REAL ESTATE		10,081,063
TOTAL UNITED ARAB EMIRATES		39,654,405
UNITED STATES - 1.0%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Tenaris SA ADR (b)	162,700	9,465,886
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (a)	15,969	4,742,314
BeOne Medicines Ltd H Shares (a)	192,227	4,312,115
TOTAL HEALTH CARE		9,054,429
Materials - 0.4%
Construction Materials - 0.4%
Titan SA	257,130	13,469,078
TOTAL UNITED STATES		31,989,393
TOTAL COMMON STOCKS (Cost $1,853,534,985)		3,042,452,360

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (a)(e)(g)	30,246	8,186,988
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(g)	45,658	272,578
TOTAL CHINA		8,459,566
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (a)(e)(g)	44,950	240,032
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,990,458)		8,699,598

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd Series G2 (e)(g)	15,215	2,946,689
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Hyundai Motor Co Series 2	82,906	13,362,921
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,647,658)		16,309,610

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	47,104,935	47,114,356
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	41,888,981	41,893,170
TOTAL MONEY MARKET FUNDS (Cost $89,007,142)			89,007,526

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,956,180,243)	3,156,469,094
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(40,980,345)
NET ASSETS - 100.0%	3,115,488,749

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,176,684 or 2.8% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $96,884,449 or 3.1% of net assets.

(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,130,152 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,646,287 or 0.4% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	3,314,181

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	648,487

Gupshup Inc	6/8/2021	1,027,790

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,064,555	619,643,172	617,585,484	925,191	(7,887)	-	47,114,356	47,104,935	0.1%
Fidelity Securities Lending Cash Central Fund	18,920,834	305,214,003	282,243,511	299,789	1,844	-	41,893,170	41,888,981	0.1%
Total	63,985,389	924,857,175	899,828,995	1,224,980	(6,043)	-	89,007,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	244,855,312	35,543,280	209,312,032	-
Consumer Discretionary	313,268,879	72,196,609	241,072,270	-
Consumer Staples	112,217,344	19,367,287	92,850,057	-
Energy	125,386,244	65,426,333	59,959,903	8
Financials	634,837,643	187,452,915	447,384,713	15
Health Care	94,228,296	10,309,862	83,918,434	-
Industrials	221,342,620	52,441,061	168,901,559	-
Information Technology	975,180,490	5,992,901	969,187,589	-
Materials	216,497,182	51,095,999	165,401,179	4
Real Estate	32,059,342	15,499,535	16,559,807	-
Utilities	72,579,008	33,701,198	38,877,810	-

Convertible Preferred Stocks
Communication Services	8,186,988	-	-	8,186,988
Health Care	272,578	-	-	272,578
Information Technology	240,032	-	-	240,032

Non-Convertible Preferred Stocks
Consumer Discretionary	13,362,921	-	13,362,921	-
Financials	2,946,689	-	-	2,946,689

Money Market Funds	89,007,526	89,007,526	-	-
Total Investments in Securities:	3,156,469,094	638,034,506	2,506,788,274	11,646,314
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,855,525) - See accompanying schedule:
Unaffiliated issuers (cost $1,867,173,101)	$3,067,461,568
Fidelity Central Funds (cost $89,007,142)	89,007,526

Total Investment in Securities (cost $1,956,180,243)		$3,156,469,094
Foreign currency held at value (cost $2,633,020)		2,636,173
Receivable for investments sold		12,919,886
Receivable for fund shares sold		1,691,743
Dividends receivable		7,633,660
Distributions receivable from Fidelity Central Funds		185,293
Other receivables		535,672
Total assets		3,182,071,521
Liabilities
Payable to custodian bank	$134,161
Payable for investments purchased	13,657,900
Payable for fund shares redeemed	232,129
Deferred taxes	10,404,356
Other payables and accrued expenses	260,445
Collateral on securities loaned	41,893,781
Total liabilities		66,582,772
Net Assets		$3,115,488,749
Net Assets consist of:
Paid in capital		$1,967,237,560
Total accumulated earnings (loss)		1,148,251,189
Net Assets		$3,115,488,749
Net Asset Value, offering price and redemption price per share ($3,115,488,749 ÷ 10,339,169 shares)		$301.33
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$27,318,797
Income from Fidelity Central Funds (including $299,789 from security lending)		1,224,980
Security lending		33,491
Income before foreign taxes withheld		$28,577,268
Less foreign taxes withheld		(3,462,868)
Total income		25,114,400
Expenses
Custodian fees and expenses	$348,606
Independent trustees' fees and expenses	5,004
Interest	46,295
Total expenses		399,905
Net Investment income (loss)		24,714,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,020,596)	189,509,300
Fidelity Central Funds	(6,043)
Foreign currency transactions	116,766
Total net realized gain (loss)		189,620,023
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $11,631,364)	125,601,464
Assets and liabilities in foreign currencies	(85,212)
Total change in net unrealized appreciation (depreciation)		125,516,252
Net gain (loss)		315,136,275
Net increase (decrease) in net assets resulting from operations		$339,850,770
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,714,495	$59,711,038
Net realized gain (loss)	189,620,023	34,790,017
Change in net unrealized appreciation (depreciation)	125,516,252	446,529,575
Net increase (decrease) in net assets resulting from operations	339,850,770	541,030,630
Distributions to shareholders	(35,197,171)	(55,030,471)

Affiliated share transactions
Proceeds from sales of shares	215,013,714	225,061,479
Reinvestment of distributions	35,197,171	55,030,471
Cost of shares redeemed	(452,065,274)	(258,711,772)

Net increase (decrease) in net assets resulting from share transactions	(201,854,389)	21,380,178
Total increase (decrease) in net assets	102,799,210	507,380,337

Net Assets
Beginning of period	3,012,689,539	2,505,309,202
End of period	$3,115,488,749	$3,012,689,539

Other Information
Shares
Sold	749,423	990,063
Issued in reinvestment of distributions	124,517	228,837
Redeemed	(1,478,228)	(1,131,570)
Net increase (decrease)	(604,288)	87,330

Financial Highlights
Fidelity® Emerging Markets Equity Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$275.30	$230.77	$187.80	$168.44	$277.72	$237.14
Income from Investment Operations
Net investment income (loss) A,B	2.25	5.46	4.94	5.48	5.84	5.06
Net realized and unrealized gain (loss)	26.99	44.13	42.80	19.98	(90.17)	40.55
Total from investment operations	29.24	49.59	47.74	25.46	(84.33)	45.61
Distributions from net investment income	(3.21)	(5.06)	(4.77)	(6.10)	(6.45)	(5.03)
Distributions from net realized gain	-	-	-	-	(18.50)	-
Total distributions	(3.21)	(5.06)	(4.77)	(6.10)	(24.95)	(5.03)
Net asset value, end of period	$301.33	$275.30	$230.77	$187.80	$168.44	$277.72
Total Return C	10.70%	21.83%	25.79%	15.11%	(32.96)%	19.17%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02% F	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.02 % F	.02%	.02%	.02%	.02%	.03%
Expenses net of all reductions, if any	.02% F	.02%	.02%	.02%	.02%	.03%
Net investment income (loss)	1.52% F	2.34%	2.39%	2.88%	2.68%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,115,489	$3,012,690	$2,505,309	$2,155,542	$1,772,064	$1,902,714
Portfolio turnover rate G	56 % F	53%	42%	50%	58%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAnnualized.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,309,463,971
Gross unrealized depreciation	(136,304,474)
Net unrealized appreciation (depreciation)	$1,173,159,497
Tax cost	$1,983,309,597

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(141,912,838)
Long-term	(66,046,468)
Total capital loss carryforward	$(207,959,306)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	899,185,081	1,119,034,709

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Equity Central Fund	1,452

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Equity Central Fund	Borrower	71,366,667	3.89%	46,295

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Equity Central Fund	10,680,118	12,297,298	1,203,723
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Equity Central Fund	35,639	2,412	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Emerging Markets Equity Central Fund	2,252,445

7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.876936.117
EMQ-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026